UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549



                                   FORM N-CSR
                         Certified Shareholder Report of
                   Registered Management Investment Companies

                  Investment Company Act File Number: 811-2421



                    The Tax-Exempt Bond Fund of America, Inc.
               (Exact Name of Registrant as specified in charter)

                              333 South Hope Street
                          Los Angeles, California 90071
                    (Address of principal executive offices)




       Registrant's telephone number, including area code: (213) 486-9200

                    Date of fiscal year end: August 31, 2003

                    Date of reporting period: August 31, 2003





                                Julie F. Williams
                     Capital Research and Management Company
                              333 South Hope Street
                          Los Angeles, California 90071
                     (name and address of agent for service)


                                   Copies to:
                             Robert E. Carlson, Esq.
                      Paul, Hastings, Janofsky & Walker LLP
                             515 South Flower Street
                          Los Angeles, California 90071
                          (Counsel for the Registrant)

ITEM 1 - Reports to Stockholders


[logo] American Funds(R)

The right choice for the long term(R)

The Tax-Exempt Bond Fund of America

[photograph:  two hands molding something out of clay on a pottery wheel]

Shaping the fund when interest rates are rising

Annual report for the year ended August 31, 2003

The Tax-Exempt Bond Fund of America(R) is one of the 29 American Funds, the nation's third-largest mutual fund family. For more than seven decades, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk. The Tax-Exempt Bond Fund of America seeks a high level of federally tax-free current income, consistent with preservation of capital, through a diversified portfolio of municipal bonds.

Investment highlights
through August 31, 2003

12-MONTH TOTAL RETURN                                              +2.55%
(income plus capital changes, with dividends reinvested)

TAX-FREE DISTRIBUTION RATE FOR AUGUST                              +4.18%
(income return only, reflecting maximum sales charge)

TAXABLE EQUIVALENT DISTRIBUTION RATE                               +6.43%
(for August, assuming a 35% federal tax rate)

SEC 30-DAY YIELD AS OF AUGUST 31                                   +3.70%
(reflecting maximum sales charge)

TAXABLE EQUIVALENT SEC YIELD                                       +5.69%
(for August, assuming a 35% federal tax rate)

For current yield information, please call toll-free: 800/421-0180

Contents

Letter to shareholders                                                  1
The value of a long-term perspective                                    3
Shaping the fund when interest rates are rising                         4
Investment portfolio                                                   10
Financial statements                                                   35
Directors and officers                                                 44
The American Funds family                                      back cover

Fund results in this report were calculated for Class A shares at net asset value (without a sales charge) unless otherwise indicated. Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended September 30, 2003 (the most recent calendar quarter):

                                                1 year    5 years    10 years
CLASS A SHARES
Reflecting 3.75% maximum sales charge           -0.39%    +4.22%      +5.24%

The fund's 30-day yield for Class A shares as of September 30, 2003, calculated in accordance with the Securities and Exchange Commission formula, was 3.56%. The fund's distribution rate for Class A shares as of that date was 4.14%. Both reflect the 3.75% maximum sales charge. The SEC yield reflects the rate at which the fund is earning income on its current portfolio of securities while the distribution rate reflects the fund's past dividends paid to shareholders. Accordingly, the fund's SEC yield and distribution rate may differ.

Results for other share classes can be found on page 43. Please see inside back cover for important information about other share classes. For the most current investment results, please refer to americanfunds.com.

FIGURES SHOWN ARE PAST RESULTS AND ARE NOT PREDICTIVE OF FUTURE RESULTS. SHARE PRICE AND RETURN WILL VARY, SO YOU MAY LOSE MONEY. INVESTING FOR SHORT PERIODS MAKES LOSSES MORE LIKELY. INVESTMENTS ARE NOT FDIC-INSURED, NOR ARE THEY DEPOSITS OF OR GUARANTEED BY A BANK OR ANY OTHER ENTITY. Income may be subject to state or local income taxes. Also, distributions from gains on the sale of certain bonds purchased at less than par value and capital gain distributions, if any, are taxable. Certain other income may also be taxable.

[photograph:  three rows of clay vases]

FELLOW SHAREHOLDERS:

For The Tax-Exempt Bond Fund of America, fiscal year 2003 has been a study in contrasts. It began with a weak economy, falling stock market and plunging interest rates -- in short, a good environment for bonds. It ended with a rebounding economy, sharp gains for the stock market and, beginning in June, a sudden reversal of interest rates -- the kind of environment in which bonds tend to struggle.

The fund's results reflect these changing economic and market conditions. For the fiscal year ended August 31, 2003, the fund generated a total return of 2.55%, with most of that gain coming in the first half of the year. Throughout the year, however, the fund continued to generate a steady stream of income that is free from most federal taxes. Investors received a total of 54 cents per share in monthly dividends and 2 cents a share in long-term capital gains, paid last December.

If you reinvested your dividends, as most shareholders do, your income return was 4.41%. If you're in the 35% maximum Federal tax bracket, that's equivalent to a 6.78% return. If you took your dividends in cash, they represented an income return of 4.32%, equivalent to a taxable 6.65% return. For other tax-equivalent yields, please see the table on page 2. Share value fell to $12.17 from $12.41 during the year.

The fund's 2.55% total return topped the 2.12% return of the Lipper General Municipal Debt Funds Average of comparable funds. The unmanaged Lehman Brothers Municipal Bond Index, which measures a wide variety of tax-exempt bonds, generated a total return of 3.14%. But this doesn't include expenses.

MARKET AND ECONOMIC REVIEW

After falling since early 2000, the stock market bottomed out in October 2002. But it still finished lower for the third calendar year in a row. The first half of the fund's fiscal year was also characterized by rising oil prices and weak consumer spending. Tensions in the Middle East and Korea and a renewal of terrorist activity contributed to investor skittishness. Many investors fled to the bond market, pushing the yield on the U.S. Treasury's benchmark 10-year note to historic lows.

The latter part of the fiscal year was quite different. Business activity began to pick up, with tax cuts and heavy spending by the federal government providing much of the stimulus. The stock market rose sharply and major fighting in Iraq was declared over. All of this appeared to boost investor confidence. In mid-June, the bond market turned swiftly and sharply. After reaching 3.11% -- its lowest level in 45 years -- the 10-year Treasury note yield climbed as high as 4.60%.

[begin sidebar]
RESULTS AT A GLANCE for periods ended August 31, 2003
                                             (with all distributions reinvested)

                                                  Average annual total returns
                                                1 year     5 years     10 years

THE TAX-EXEMPT BOND FUND OF AMERICA             +2.55%      +4.66%      +5.46%
LEHMAN BROTHERS MUNICIPAL BOND INDEX(1)         +3.14       +5.32       +5.84
LIPPER GENERAL MUNICIPAL DEBT FUNDS AVERAGE(2)  +2.12       +3.90       +4.79

(1) The index is unmanaged and does not reflect sales charges, commissions or expenses.
(2)  The average does not reflect sales charges.

[end sidebar]

CAPITAL PRESERVATION, ATTENTION TO RISK

In addition to seeking high levels of tax-free income, part of The Tax-Exempt Bond Fund of America's mandate is to preserve shareholder capital. This is particularly important when interest rates go up, since rising rates can erode the value of existing bonds. As long-term rates have been rising in recent months, we thought it would be a good time to look at how we manage your fund in such an environment. It's the subject of this year's feature, which begins on page 4.

Preserving shareholder capital implies conservatism and careful attention to risk. This has tended to be an effective investment strategy, especially during times of market uncertainty. Accordingly, we tend to hold municipal bonds with short to intermediate lengths of maturity. As we'll explain in detail in the feature, the price of shorter maturity bonds tends to hold up better with less volatility when rates are rising. We also invest the bulk of the fund's assets in securities rated A or better by Moody's or Standard & Poor's, the principal ratings agencies for municipal bonds in the United States.

LONG-TERM PERSPECTIVE

Because of that conservative approach, the fund sometimes lags its benchmarks when interest rates are falling. But when those rates are falling, we can buy longer term securities which tend to boost returns. In short, over full interest rate cycles, we have generally been able to produce solid investment results for our shareholders over a period of many years. Since its inception in 1979, the fund has averaged a total annual return of 7.77%. The average of municipal bond funds, as measured by Lipper, is 7.70%. This long-term difference has also been achieved with a lower expense ratio than the fund's peers.

Municipal bonds tend to be stable securities that generate steady streams of mostly tax-free income. They remain attractive investments that should be a core part of any investment portfolio.

Thank you for your continued support. We are committed to helping you achieve your long-term financial goals.

Cordially,


/s/ Paul G. Haaga, Jr.
Paul G. Haaga, Jr.
Chairman of the Board


/s/ Neil L. Langberg
Neil L. Langberg
President

October 10, 2003

[begin sidebar]
Why tax-free investing can be worthwhile

                                                                     The fund's 4.8%
                                                                     tax-exempt distribution
                 Your taxable income (1)                             rate in August(3) is
                                                 Current federal     equivalent to a taxable
         Single                      Joint       tax rate (2)        distribution rate of:

     $0  -    7,000             $0  -   14,000        10.0%                 4.64%
  7,001  -   28,400         14,001  -   56,800        15.0                  4.92
 28,401  -   68,800         56,801  -  114,650        25.0                  5.57
 68,801  -  143,500        114,651  -  174,700        28.0                  5.81
143,501  -  311,950        174,701  -  311,950        33.0                  6.24
    Over 311,950               Over 311,950           35.0                  6.43


(1)  2003 federal tax brackets used are projected.
(2) The federal rates are marginal rates. They do not include an adjustment for the loss of personal exemptions and the phase-out of itemized deductions that are applicable to certain taxable income levels.
(3) The fund's distribution rate here and in the Investment Highlights table is based on offering price and therefore reflects the effects of the maximum sales charge on the initial investment. It is not a projection of future results, which will be affected by, among other things, interest rate levels, changes in the value of portfolio securities, the effects of portfolio transactions and fund expenses.

[end sidebar]

THE VALUE OF A LONG-TERM PERSPECTIVE

Here's how a $10,000 investment in The Tax-Exempt Bond Fund of America grew between October 3, 1979, when the fund began operations, and August 31, 2003, the end of the fund's latest fiscal year.

As you can see, the $10,000 investment would have grown to $57,654 with the 3.75% maximum sales charge included and all distributions reinvested, an average annual increase of 7.60%.

Average annual total returns (periods ended August 31, 2003)*

CLASS A SHARES

1 year                                     -1.26%
5 years                                    +3.87%
10 years                                   +5.06%
Lifetime (since October 3, 1979)           +7.60%

*Assumes reinvestment of all distributions and payment of the 3.75% maximum sales charge at the beginning of the stated periods.

[begin mountain chart]

                              The fund                         Lipper
             Lehman           at net            The fund       General
             Brothers         asset value       at maximum     Municipal
             Municipal        (without any      offering       Debt Funds                  Original
Year         Bond Index       sales charge)     price          Average        CPI          Investment

1979          $10,000          $10,000             $9,625       $10,000       $10,000      $10,000
1980#          $9,543           $9,815             $9,447        $9,467       $11,166      $10,000
1981           $8,017           $8,933             $8,598        $8,307       $12,373      $10,000
1982          $10,544          $11,230            $10,809       $10,628       $13,097      $10,000
1983          $12,179          $13,066            $12,576       $12,689       $13,432      $10,000
1984          $13,234          $14,028            $13,502       $13,705       $14,008      $10,000
1985          $15,435          $16,332            $15,719       $16,159       $14,477      $10,000
1986          $18,999          $20,298            $19,536       $20,038       $14,705      $10,000
1987          $19,879          $20,511            $19,741       $20,476       $15,335      $10,000
1988          $21,246          $21,888            $21,067       $21,962       $15,952      $10,000
1989          $23,580          $24,130            $23,224       $24,487       $16,702      $10,000
1990          $25,093          $25,302            $24,353       $25,678       $17,641      $10,000
1991          $28,052          $28,265            $27,204       $28,780       $18,311      $10,000
1992          $31,184          $31,307            $30,132       $32,039       $18,887      $10,000
1993          $34,989          $35,189            $33,869       $35,988       $19,410      $10,000
1994          $35,038          $35,114            $33,796       $35,696       $19,973      $10,000
1995          $38,144          $38,170            $36,737       $38,398       $20,496      $10,000
1996          $40,142          $40,274            $38,763       $40,364       $21,086      $10,000
1997          $43,853          $44,055            $42,402       $44,073       $21,555      $10,000
1998          $47,646          $47,695            $45,905       $47,803       $21,903      $10,000
1999          $47,884          $47,801            $46,007       $47,328       $22,399      $10,000
2000          $51,128          $50,320            $48,432       $49,868       $23,164      $10,000
2001          $56,339          $55,462            $53,381       $54,973       $23,794      $10,000
2002          $59,856          $58,410            $56,218       $57,494       $24,223      $10,000
2003          $61,734(1)       $59,902(2)         $57,654(4)    $58,929(3)    $24,745(5)   $10,000
Year ended August 31

Past results are not predictive of future results. The results shown are before taxes on fund distributions and sale of fund shares.

#    For the period October 3, 1979 through August 31, 1980.
(1) With interest compounded. The index, which started on January 1, 1980, is unmanaged and does not reflect sales charges, commissions or expenses.
(2) Includes reinvested dividends of $41,898 and reinvested capital gain distributions of $2,462.
(3)  With dividends reinvested. The average does not reflect sales charges.
(4) This figure, unlike those shown elsewhere in this report, reflects payment of the maximum sales charge of 3.75% on the $10,000 investment. Thus, the net amount invested was $9,625. The maximum sales charge was 4.75% prior to January 10, 2000. As outlined in the prospectus, the sales charge is reduced for larger investments. There is no sales charge on dividends or capital gain distributions that are reinvested in additional shares. Includes reinvested dividends of $40,326 and reinvested capital gain distributions of $2,370. No adjustments have been made for income or capital gain taxes.
(5) Consumer Price Index (inflation). Computed from data supplied by the U.S. Department of Labor, Bureau of Labor Statistics.

[photograph:  two hands molding something out of clay on a pottery wheel]

Shaping the fund when interest rates are rising

After dropping sharply for more than three years--and reaching their lowest levels in 45 years--long-term interest rates have apparently begun to move higher. Just like falling rates, rising rates present both a challenge and an opportunity for municipal bond investors. In our feature this year, we'll show how The Tax-Exempt Bond Fund of America's portfolio is shaped during a time of rising interest rates.

"When someone invests in The Tax-Exempt Bond Fund of America, they should know that it is run by a group of seasoned professionals who work diligently to protect that investment and make it grow," says Neil Langberg, the fund's president and one of its portfolio counselors. "The best way for us to do that is by conducting solid, meticulous research and acting accordingly."

ONE SIMPLE RULE

As calendar year returns on the bottom of page 5 show, that emphasis on research has helped the fund do well since its inception. As you can see from the chart, interest rates have fluctuated widely during that time. Rates generally move in response to inflationary pressures and economic conditions. It is important to remember that when rates move in one direction, bond prices usually move in the opposite direction. To better understand this cardinal rule of bond investing, think of a seesaw: When one side goes up, the other goes down.

On the surface, you might think that higher interest rates would be good for existing bonds, but they aren't. That's because when interest rates rise, the coupons (how much an investor will earn) on those bonds will be less than the coupons on comparable new bonds. Thus, older bonds are typically discounted to account for their lower coupons, and their prices fall.

In turn, if some bonds lose their value, you might think that would be bad for a bond fund. Not entirely. "Although it's true that the value of existing bonds is diminished when interest rates rise," notes portfolio counselor and director of fixed-income research Ed Nahmias, "their interest can be reinvested in newer bonds with higher interest rates. So over the long term, higher rates can generate more income for investors."

The seesaw analogy comes in handy in another way. Just as its far ends rise and fall the most, so do prices of bonds with longer term maturities. So when interest rates move up or down, bonds with longer maturities tend to fluctuate more in price than short-term bonds. "Bonds with longer maturities have higher interest rates because the longer your money is at risk, the more you should be rewarded for taking on that risk," says portfolio counselor Brenda Ellerin. "That's why we favor shorter term securities when we think interest rates will rise. Their prices tend to hold up better than longer term bonds."

But length of maturity isn't the only way in which municipal bonds differ. Some bonds are judged to be of higher quality -- in other words, not as risky -- than others. Because of this, bonds with high ratings -- AAA is the highest -- tend to pay lower interest rates. The opposite is true for lower quality bonds. "Again, it's a risk-reward proposition," Brenda adds.

[begin sidebar]

"Over the long term, rising rates can generate more income for investors." - Ed Nahmias

[photograph:  two hands molding something out of clay]
[photograph:  Ed Nahmias]
[end sidebar]

[begin sidebar]

30-year U.S. Treasury Bond yield vs. Federal funds rate (effective)

[begin line chart]

   Date                   30-year U.S.         Federal funds rate
                       Treasury Bond Yield        (effective)

 9/30/1979                  9.17                      11.43
10/31/1979                  9.85                      13.77
11/30/1979                 10.30                      13.18
12/31/1979                 10.12                      13.78
 1/31/1980                 10.60                      13.82
 2/29/1980                 12.13                      14.13
 3/31/1980                 12.34                      17.19
 4/30/1980                 11.40                      17.61
 5/31/1980                 10.36                      10.98
 6/30/1980                  9.81                       9.47
 7/31/1980                 10.24                       9.03
 8/31/1980                 11.00                       9.61
 9/30/1980                 11.34                      10.87
10/31/1980                 11.59                      12.81
11/30/1980                 12.37                      15.85
12/31/1980                11.982                      18.90
 1/31/1981                12.282                      19.08
 2/28/1981                12.972                      15.93
 3/31/1981                12.652                      14.70
 4/30/1981                13.652                      15.72
 5/31/1981                13.062                      18.52
 6/30/1981                13.302                      19.10
 7/31/1981                13.962                      19.04
 8/31/1981                14.782                      17.82
 9/30/1981                15.192                      15.87
10/31/1981                14.362                      15.08
11/30/1981                12.912                      13.31
12/31/1981                13.652                      12.37
 1/31/1982                13.912                      13.22
 2/28/1982                13.832                      14.78
 3/31/1982                13.682                      14.68
 4/30/1982                13.392                      14.94
 5/31/1982                13.392                      14.45
 6/30/1982                13.912                      14.15
 7/31/1982                13.422                      12.59
 8/31/1982                12.502                      10.12
 9/30/1982                11.792                      10.31
10/31/1982                11.012                       9.71
11/30/1982                10.702                       9.20
12/31/1982                10.432                       8.95
 1/31/1983                10.992                       8.68
 2/28/1983                10.512                       8.51
 3/31/1983                10.692                       8.77
 4/30/1983                10.382                       8.80
 5/31/1983                10.955                       8.63
 6/30/1983                10.976                       8.98
 7/31/1983                11.823                       9.37
 8/31/1983                11.931                       9.56
 9/30/1983                11.405                       9.45
10/31/1983                11.793                       9.48
11/30/1983                 11.64                       9.34
12/31/1983                11.872                       9.47
 1/31/1984                 11.75                       9.56
 2/29/1984                12.173                       9.59
 3/31/1984                12.479                       9.91
 4/30/1984                12.836                      10.29
 5/31/1984                13.735                      10.32
 6/30/1984                13.638                      11.06
 7/31/1984                12.768                      11.23
 8/31/1984                12.508                      11.64
 9/30/1984                12.247                      11.30
10/31/1984                11.558                       9.99
11/30/1984                11.528                       9.43
12/31/1984                11.526                       8.38
 1/31/1985                11.207                       8.35
 2/28/1985                11.875                       8.50
 3/31/1985                 11.64                       8.58
 4/30/1985                11.463                       8.27
 5/31/1985                10.556                       7.97
 6/30/1985                10.439                       7.53
 7/31/1985                10.657                       7.88
 8/31/1985                10.468                       7.90
 9/30/1985                10.555                       7.92
10/31/1985                10.246                       7.99
11/30/1985                 9.837                       8.05
12/31/1985                 9.267                       8.27
 1/31/1986                 9.319                       8.14
 2/28/1986                 8.281                       7.86
 3/31/1986                  7.44                       7.48
 4/30/1986                  7.45                       6.99
 5/31/1986                 7.748                       6.85
 6/30/1986                  7.23                       6.92
 7/31/1986                 7.418                       6.56
 8/31/1986                 7.197                       6.17
 9/30/1986                 7.592                       5.89
10/31/1986                 7.607                       5.85
11/30/1986                 7.403                       6.04
12/31/1986                 7.485                       6.91
 1/31/1987                 7.474                       6.43
 2/28/1987                 7.459                       6.10
 3/31/1987                 7.913                       6.13
 4/30/1987                 8.437                       6.37
 5/31/1987                 8.636                       6.85
 6/30/1987                 8.492                       6.73
 7/31/1987                 8.896                       6.58
 8/31/1987                 9.152                       6.73
 9/30/1987                 9.744                       7.22
10/31/1987                 9.032                       7.29
11/30/1987                 9.101                       6.69
12/31/1987                 8.978                       6.77
 1/31/1988                 8.415                       6.83
 2/29/1988                 8.338                       6.58
 3/31/1988                 8.756                       6.58
 4/30/1988                 9.095                       6.87
 5/31/1988                 9.237                       7.09
 6/30/1988                 8.914                       7.51
 7/31/1988                 9.207                       7.75
 8/31/1988                 9.298                       8.01
 9/30/1988                 9.051                       8.19
10/31/1988                  8.74                       8.30
11/30/1988                 9.068                       8.35
12/31/1988                 8.991                       8.76
 1/31/1989                  8.82                       9.12
 2/28/1989                 9.114                       9.36
 3/31/1989                 9.092                       9.85
 4/30/1989                 8.928                       9.84
 5/31/1989                 8.595                       9.81
 6/30/1989                 8.037                       9.53
 7/31/1989                  7.92                       9.24
 8/31/1989                 8.204                       8.99
 9/30/1989                 8.236                       9.02
10/31/1989                 7.906                       8.84
11/30/1989                  7.89                       8.55
12/31/1989                 7.978                       8.45
 1/31/1990                 8.452                       8.23
 2/28/1990                 8.542                       8.24
 3/31/1990                 8.626                       8.28
 4/30/1990                 8.994                       8.26
 5/31/1990                 8.578                       8.18
 6/30/1990                   8.4                       8.29
 7/31/1990                 8.411                       8.15
 8/31/1990                 8.984                       8.13
 9/30/1990                 8.949                       8.20
10/31/1990                 8.759                       8.11
11/30/1990                 8.486                       7.81
12/31/1990                 8.249                       7.31
 1/31/1991                 8.195                       6.91
 2/28/1991                 8.203                       6.25
 3/31/1991                 8.246                       6.12
 4/30/1991                 8.182                       5.91
 5/31/1991                 8.265                       5.78
 6/30/1991                 8.406                       5.90
 7/31/1991                 8.341                       5.82
 8/31/1991                  8.06                       5.66
 9/30/1991                 7.809                       5.45
10/31/1991                 7.914                       5.21
11/30/1991                 7.942                       4.81
12/31/1991                 7.401                       4.43
 1/31/1992                 7.758                       4.03
 2/29/1992                 7.789                       4.06
 3/31/1992                 7.958                       3.98
 4/30/1992                 8.036                       3.73
 5/31/1992                 7.837                       3.82
 6/30/1992                  7.78                       3.76
 7/31/1992                 7.458                       3.25
 8/31/1992                 7.409                       3.30
 9/30/1992                 7.381                       3.22
10/31/1992                 7.626                       3.10
11/30/1992                 7.597                       3.09
12/31/1992                 7.396                       2.92
 1/31/1993                 7.197                       3.02
 2/28/1993                 6.897                       3.03
 3/31/1993                 6.926                       3.07
 4/30/1993                 6.933                       2.96
 5/31/1993                  6.98                       3.00
 6/30/1993                 6.672                       3.04
 7/31/1993                 6.564                       3.06
 8/31/1993                 6.092                       3.03
 9/30/1993                 6.025                       3.09
10/31/1993                  5.97                       2.99
11/30/1993                 6.301                       3.02
12/31/1993                 6.348                       2.96
 1/31/1994                 6.238                       3.05
 2/28/1994                 6.661                       3.25
 3/31/1994                 7.092                       3.34
 4/30/1994                 7.307                       3.56
 5/31/1994                 7.428                       4.01
 6/30/1994                 7.608                       4.25
 7/31/1994                 7.396                       4.26
 8/31/1994                 7.451                       4.47
 9/30/1994                 7.817                       4.73
10/31/1994                  7.97                       4.76
11/30/1994                 7.999                       5.29
12/31/1994                 7.881                       5.45
 1/31/1995                 7.698                       5.53
 2/28/1995                 7.443                       5.92
 3/31/1995                 7.431                       5.98
 4/30/1995                 7.336                       6.05
 5/31/1995                 6.649                       6.01
 6/30/1995                 6.617                       6.00
 7/31/1995                 6.846                       5.85
 8/31/1995                 6.647                       5.74
 9/30/1995                 6.501                       5.80
10/31/1995                 6.328                       5.76
11/30/1995                 6.131                       5.80
12/31/1995                 5.948                       5.60
 1/31/1996                 6.028                       5.56
 2/29/1996                 6.469                       5.22
 3/31/1996                 6.667                       5.31
 4/30/1996                 6.906                       5.22
 5/31/1996                 6.989                       5.24
 6/30/1996                 6.871                       5.27
 7/31/1996                  6.97                       5.40
 8/31/1996                 7.118                       5.22
 9/30/1996                 6.923                       5.30
10/31/1996                 6.642                       5.24
11/30/1996                  6.35                       5.31
12/31/1996                 6.642                       5.29
 1/31/1997                 6.789                       5.25
 2/28/1997                 6.803                       5.19
 3/31/1997                 7.096                       5.39
 4/30/1997                 6.957                       5.51
 5/31/1997                 6.906                       5.50
 6/30/1997                 6.785                       5.56
 7/31/1997                 6.298                       5.52
 8/31/1997                 6.611                       5.54
 9/30/1997                 6.399                       5.54
10/31/1997                 6.153                       5.50
11/30/1997                 6.054                       5.52
12/31/1997                 5.923                       5.50
 1/31/1998                   5.8                       5.56
 2/28/1998                 5.923                       5.51
 3/31/1998                 5.933                       5.49
 4/30/1998                 5.949                       5.45
 5/31/1998                 5.802                       5.49
 6/30/1998                 5.627                       5.56
 7/31/1998                 5.713                       5.54
 8/31/1998                 5.267                       5.55
 9/30/1998                 4.978                       5.51
10/31/1998                 5.157                       5.07
11/30/1998                 5.063                       4.83
12/31/1998                 5.095                       4.68
 1/31/1999                 5.086                       4.63
 2/28/1999                 5.576                       4.76
 3/31/1999                 5.625                       4.81
 4/30/1999                 5.662                       4.74
 5/31/1999                 5.828                       4.74
 6/30/1999                 5.963                       4.76
 7/31/1999                 6.103                       4.99
 8/31/1999                 6.059                       5.07
 9/30/1999                 6.051                       5.22
10/31/1999                 6.163                       5.20
11/30/1999                 6.293                       5.42
12/31/1999                 6.478                       5.30
 1/31/2000                 6.491                       5.45
 2/29/2000                  6.14                       5.73
 3/31/2000                 5.828                       5.85
 4/30/2000                  5.96                       6.02
 5/31/2000                 6.008                       6.27
 6/30/2000                 5.896                       6.53
 7/31/2000                 5.782                       6.54
 8/31/2000                 5.668                       6.50
 9/30/2000                 5.885                       6.52
10/31/2000                 5.788                       6.51
11/30/2000                 5.608                       6.51
12/31/2000                 5.457                       6.40
 1/31/2001                 5.501                       5.98
 2/28/2001                 5.314                       5.49
 3/31/2001                 5.444                       5.31
 4/30/2001                 5.788                       4.80
 5/31/2001                 5.753                       4.21
 6/30/2001                 5.759                       3.97
 7/31/2001                 5.522                       3.77
 8/31/2001                 5.368                       3.65
 9/30/2001                 5.421                       3.07
10/31/2001                 4.874                       2.49
11/30/2001                 5.286                       2.09
12/31/2001                 5.466                       1.82
 1/31/2002                 5.431                       1.73
 2/28/2002                 5.417                       1.74
 3/31/2002                 5.795                       1.73
 4/30/2002                 5.593                       1.75
 5/31/2002                 5.616                       1.75
 6/30/2002                 5.509                       1.75
 7/31/2002                 5.302                       1.73
 8/31/2002                 4.926                       1.74
 9/30/2002                 4.669                       1.75
10/31/2002                 4.987                       1.75
11/30/2002                 5.036                       1.34
12/31/2002                 4.779                       1.24
 1/31/2003                 4.842                       1.24
 2/28/2003                  4.67                       1.26
 3/31/2003                 4.816                       1.25
 4/30/2003                 4.765                       1.26
 5/31/2003                 4.377                       1.26
 6/30/2003                 4.558                       1.22
 7/31/2003                 5.358                       1.01
 8/31/2003                 5.224                       1.03

[end line chart]

Sources: The Federal Reserve Board, Bloomberg


Calendar year returns with distributions reinvested

CALENDAR                                                                                            August 31,
YEAR ENDING                 79(1)    80       81       82      83       84       85       86      87       88

The fund (%)               0.22     -6.5     -4.3     38.4     8.6      8.7     19.9     18.7     0.1      9.3

Lehman Muni
Bond Index (%)             n/a(3)   -8.9    -10.2     40.9     8.0     10.5     20.0     19.3     1.5     10.2

Lipper General
Muni Debt Funds
Average (%)                0.4(4)  -10.4     -6.7     40.1    10.9      9.2     20.1     18.5    -0.9     11.4

CALENDAR                                                                                            August 31,
YEAR ENDING                 89       90       91       92      93       94       95       96      97       98

The fund (%)                9.5      6.1     11.2      9.0    11.6     -4.8     17.3      4.6     9.0      6.0

Lehman Muni
Bond Index (%)             10.8      7.3     12.1      8.8    12.3     -5.2     17.5      4.4     9.2      6.5

Lipper General
Muni Debt Funds
Average (%)                 9.7      6.2     12.1      8.9    12.4     -6.5     16.9      3.4     9.2      5.4

CALENDAR                                                August 31,
YEAR ENDING                 99       00       01       02      03(1)

The fund (%)               -2.3      9.7      5.6      8.4     0.8

Lehman Muni
Bond Index (%)             -2.1     11.7      5.1      9.6     0.9

Lipper General
Muni Debt Funds
Average (%)                -4.6     10.9      3.9      8.4     0.4


(1)Partial year
(2)Fund inception 10/3/79
(3)Index inception 12/31/79
(4)From 10/31/79

[end sidebar]

[begin pull quote]
"We favor shorter term securities when we think interest rates will rise. Their prices tend to hold up better than longer term bonds." - Brenda Ellerin
[end pull quote]

[photograph:  two hands molding clay vase]

[photograph:  Brenda Ellerin]

In addition to individual characteristics like maturity date and quality, economic factors such as inflation can affect bond prices. Inflation erodes the value of money, making a bond's principal and interest worth less over time. Inflation tends to be low when the economy is weaker, but can heat up when the economy grows.

So as the economy expands and contracts and interest rates move up and down, the challenge and opportunity for The Tax-Exempt Bond Fund of America is to find municipal bonds with the best mix of characteristics that are consistent with the fund's overall objectives -- capital preservation and a high level of tax-free income.

DOING WELL WHEN RATES RISE

When it comes to interest rates, change is the only constant, as the chart on page 5 shows. Generally, the last quarter-century has been a time of declining rates punctuated by a series of upward moves. It's during the latter periods that The Tax-Exempt Bond Fund of America tends to prove its mettle.

"Sometimes when rates are falling, and bond prices rising, we leave a little bit of total return on the table," says Neil. "It's a reflection of our investment posture, which tends to be conservative. So during those periods, it's not uncommon for us to trail our peers -- but usually not by much. That's because that conservative stance helps us preserve shareholder capital when rates are rising."

A good example of how the fund's cautiousness helped preserve shareholder capital can be found in its response to the interest rate environment of 1990-1994. In 1990, the U.S. economy began to weaken. Trying to boost growth, the Federal Reserve began lowering short-term interest rates. Remember the seesaw: When interest rates fall, bond prices rise, especially longer term bonds. In our semi-annual report published in the spring of 1991, we reported that "we had already started to lengthen maturities and further upgrade the credit quality of the portfolio."

The weak economy also squeezed the budgets of a number of municipalities, making some bonds less credit-worthy. Some were downgraded, resulting in lower bond prices. The fund was invested in a number of highly rated bonds, many for essential services, whose revenues tend to be reliable and largely immune to budgetary pressures from states and municipalities. The result: The fund was able to preserve and add to shareholder capital. "At the same time," Neil recalls, "we kept an eye on those downgraded bonds. If we thought their fortunes were likely to improve, we'd begin to buy them. That's because when a bond's credit is improving, its price begins to rise."

Fast forward to February 1994. With the economy picking up, inflation became a concern. The Fed began raising short-term rates. That put pressure on long-term rates; they rose sharply, pushing bond prices lower. The portfolio counselors began to shorten the average maturity of the fund's holdings.

How did The Tax-Exempt Bond Fund of America fare in that difficult market environment? In calendar year 1994, its total return was -4.8%. "Although this was negative," Neil says, "our risk-averse posture -- investing in shorter maturities and shifting to higher quality bonds -- helped keep the downturn relatively mild." In contrast, the average municipal bond fund suffered a -6.5% return, according to Lipper.

Taking the entire interest-rate cycle into account -- from April 1990 to November 1994 -- the fund posted a total return of 36.3%. The unmanaged Lehman Brothers Municipal Bond Index rose 36.8%, though that doesn't include expenses. The Lipper average return for the period was 35.2%. Looking at the actual period in which rates spiked, the fund lost 5.9%, compared to 7.8% for the Lipper average and 6.1% for the Lehman index.

[begin sidebar]
The fund's high distribution rates

The chart below shows the margin of difference as expressed in percentage points between The Tax-Exempt Bond Fund of America's distribution rate and the rate paid by the average municipal bond fund since June 1992.* As you can see, for more than 10 years, the fund's rate has surpassed the rate paid by the average municipal bond fund. This is due in part to a December 1993 change in investment policy, which has allowed the fund greater flexibility to invest in securities rated Baa and BBB (the lowest "investment-grade" categories). Distribution rates are calculated by dividing dividends paid during the previous 12 months by the sum of the net asset value and any capital gains paid.

*As calculated by Lipper Inc.

[begin bar chart]

Date



6/30/92             -0.22
7/31/92             -0.19
8/31/92             -0.13
9/30/92             -0.13
10/31/92            -0.18
11/30/92            -0.09
12/31/92            -0.09
1/31/93             -0.05
2/28/93             -0.03
3/31/93             -0.06
4/30/93             -0.07
5/31/93              0.01
6/30/93             -0.03
7/31/93             -0.02
8/31/93              0.00
9/30/93              0.01
10/31/93             0.07
11/30/93             0.12
12/31/93             0.14
1/31/94              0.16
2/28/94              0.18
3/31/94              0.14
4/30/94              0.24
5/31/94              0.24
6/30/94              0.28
7/31/94              0.32
8/31/94              0.31
9/30/94              0.35
10/31/94             0.39
11/30/94             0.32
12/31/94             0.36
1/31/95              0.40
2/28/95              0.40
3/31/95              0.40
4/30/95              0.37
5/31/95              0.38
6/30/95              0.38
7/31/95              0.40
8/31/95              0.40
9/30/95              0.38
10/31/95             0.39
11/30/95             0.37
12/31/95             0.40
1/31/96              0.36
2/29/96              0.35
3/31/96              0.35
4/30/96              0.37
5/31/96              0.31
6/30/96              0.32
7/31/96              0.27
8/31/96              0.26
9/30/96              0.29
10/31/96             0.28
11/30/96             0.29
12/31/96             0.27
1/31/97              0.26
2/28/97              0.26
3/31/97              0.27
4/30/97              0.27
5/31/97              0.29
6/30/97              0.31
7/31/97              0.34
8/31/97              0.35
9/30/97              0.34
10/31/97             0.36
11/30/97             0.32
12/31/97             0.36
1/31/98              0.39
2/28/98              0.37
3/31/98              0.39
4/30/98              0.38
5/31/98              0.40
6/30/98              0.40
7/31/98              0.40
8/31/98              0.40
9/30/98              0.40
10/31/98             0.40
11/30/98             0.42
12/31/98             0.40
1/31/99              0.38
2/28/99              0.39
3/31/99              0.39
4/30/99              0.38
5/31/99              0.37
6/30/99              0.35
7/31/99              0.33
8/31/99              0.31
9/30/99              0.30
10/31/99             0.31
11/30/99             0.33
12/31/99             0.30
1/31/00              0.33
2/29/00              0.34
3/31/00              0.39
4/30/00              0.40
5/31/00              0.41
6/30/00              0.40
7/31/00              0.41
8/31/00              0.40
9/30/00              0.39
10/30/00             0.41
11/30/00             0.45
12/31/00             0.50
1/31/01              0.48
2/28/01              0.49
3/31/01              0.49
4/30/01              0.47
5/31/01              0.46
6/30/01              0.48
7/31/01              0.47
8/31/01              0.48
9/30/01              0.44
10/31/01             0.43
11/30/01             0.40
12/31/01             0.40
1/31/02              0.40
2/28/02              0.41
3/31/02              0.41
4/30/02              0.41
5/31/02              0.39
6/30/02              0.39
7/31/02              0.39
8/31/02              0.39
9/30/02              0.40
10/31/02             0.40
11/30/02             0.40
12/31/02             0.38
1/31/03              0.37
2/28/03              0.32
3/31/03              0.30
4/30/03              0.31
5/31/03              0.31
6/30/03              0.31
7/31/03              0.31
8/31/03              0.31

[end bar chart]

[end sidebar]

As the table on page 8 shows, that was just one of nine major periods of rising rates the fund has endured during its lifetime. Each time, it has held up reasonably well -- again, thanks to its conservative, risk-averse philosophy.

"We're so focused on not losing money when rates are rising," points out portfolio counselor David Hoag, "because it's so hard to make up that lost ground. For example, if you have an investment that loses 10%, you have to gain more than 11% just to get back to where you started. Sometimes in a down market, it's impossible not to lose money. But if you can minimize those losses, you're going to recover much faster. That's why we're conservative. And that's why we have tended to do quite well over the long run."

[begin pull quote]
"Being conservative helps our investors sleep at night. How much is that worth?"
- David Hoag
[end pull quote]

[photograph:  two hands molding clay vase]
[photograph:  David Hoag]

Having lower expenses doesn't hurt, either. At 0.61% for Class A shares, The Tax-Exempt Bond Fund of America's expense ratio (a calculation of the percentage of their investment that shareholders pay annually for operating expenses and management fees) is significantly lower than its peer group, which averaged 0.90%, according to Lipper. "That might not sound like a huge amount," says Brenda. "But it's important, because the less we spend on expenses, the more we have to invest. It's like having a little extra gas in the tank -- you can go farther."

[begin pull quote]
"Income acts as a cushion and helps the fund's overall return. We've been able to provide that whether interest rates are climbing or falling." -Neil Langberg [end pull quote]

[photograph: two hands molding clay vase]
[photograph: Neil Langberg]

EMPHASIS ON RESEARCH

With more than 50,000 municipal bonds on the market in the United States -- six times the number of publicly traded stocks -- the municipal bond market is as giant as it is complex. Two companies -- Standard & Poor's and Moody's -- rate most of these bonds on their ability to pay interest and return principal to investors.

"S&P and Moody's are excellent," says David. "But they only look at default risk, not supply and demand factors or how these bonds are structured to respond to interest rate changes. So for us, in terms of evaluating a municipal bond, they're just a starting point."

Neil, Ed, Brenda and David meet every Monday with bond traders and research analysts of Capital Research and Management Company, the fund's adviser. The group looks at the "calendar" -- a schedule of bonds that are expected to come to market. They also discuss current investments and market trends.

"The collective insight is really something," Ed says. "We have one group that looks at duration (a measure of a bond's potential price volatility) and another, a macro group, that looks at the economy. We also look at a bond's particulars, such as its pricing and whether it's callable (when a bond issuer redeems the value of a bond before its scheduled maturity). Every single person is an integral part of the process. I think it's impossible to overestimate the value they bring to the fund."

[begin sidebar]
When rates are rising: The fund vs. its benchmarks
                                                                  Lipper General
                                                    Lehman Muni      Muni Debt
                                        The fund    Bond Index     Funds Average

October 31, 1979 - March 31, 1980         -4.7%         n/a(1)       -13.0%
June 30, 1980 - September 30, 1981       -14.0        -19.8%         -18.4
April 30, 1983 - May 31, 1984             -3.7         -4.4           -3.2
August 31, 1986 - September 30, 1987      -3.0          0.8           -1.9
November 30, 1989 - April 30, 1990        -0.9          0.5           -0.6
October 31, 1993 - November 30, 1994      -5.9         -6.1           -7.8
December 31, 1995 - August 31, 1996        0.5          0.4           -0.5
September 30, 1998 - January 31, 2000     -2.6         -1.9           -5.4
May 31, 2003 - August 31, 2003            -3.1         -3.2           -3.4

Dates determined using 30-year U.S. Treasury bond yield
(1)Index inception 12/31/79

[end sidebar]

Arguably, however, the most important part of the research process takes place not in a conference room, but in the field. Bond analysts travel extensively, meeting with management and other municipal officials. "This onsite research is a crucial part of the due-diligence process," says Brenda. "And since municipal bonds can be issued for a wide variety of purposes-- to build schools, hospitals, bridges, or simply to raise money for a state or local government, for example -- having industry- or topic-specific knowledge is also extremely useful. It really helps us find what we think are the best municipal bonds for our investors."

It is this experience, knowledge and teamwork that has helped the fund weather countless market fluctuations while providing shareholders with a consistent stream of income and preserving shareholder capital when interest rates are climbing.

The bond market may be in such a period now. With the economy recovering from its mild 2001 recession, long-term interest rates -- which had been falling sharply -- reversed course in June of this year.

Even so, the fund's portfolio counselors generally think that bond yields are still too low for them to begin moving back into longer term municipals. "I know we keep hammering away on this point," says David, "but in a rising-rate environment, capital preservation is so important. We just don't like to lose money. Sometimes we'll come across a municipal bond that may be appealing, but we'll pass if we think it's too risky. Down the road, if it turns out that we were wrong, it's because we erred on the side of caution. Being conservative helps our investors sleep at night. How much is that worth?"

Over a period of many years, which is a fair way to be judged, The Tax-Exempt Bond Fund of America has generally produced solid long-term investment results for its shareholders. "It is a reflection of our emphasis on research and on generating a steady stream of tax-free income," says Neil. "Income acts as a cushion and helps the fund's overall return. We've been able to provide that whether interest rates are climbing or falling. But it's important to remember that past results are no guarantee of the future."

[begin sidebar]
The multiple portfolio counselor system

The Tax-Exempt Bond Fund of America's portfolio counselors average 17 years of investment experience. Why four people to manage one fund? Because like all 29 of the American Funds, the fund is managed by a unique method we call the multiple portfolio counselor system. We believe it helps our funds achieve consistently superior long-term investment results.

Here's how it works: Assets of the fund are divided into portions, each managed by a portfolio counselor. Another portion is managed by the fund's research analysts, who bring their own investment expertise to the table.

The advantages to this system are many:

o DIVERSITY. Within the fund's overall guidelines, the counselors get to act on their own convictions. This offers the best attributes of both individualism and teamwork, with no need for consensus.

o CONSISTENCY. Over time, having more than one person managing assets tends to smooth out the peaks and valleys of investing.

o CONTINUITY. Since the fund is not dependent on any single individual, when one person leaves or retires, only a portion of the portfolio changes hands. Smooth, gradual transitions help the fund maintain a steady investment approach.
[end sidebar]


THE TAX-EXEMPT BOND FUND OF AMERICA, INC.
INVESTMENT PORTFOLIO
August 31, 2003

[begin pie chart]

GEOGRAPHIC BREAKDOWN
Texas                             12.1 %
Illinois                           9.9 %
New York                           9.7 %
Washington                         7.4 %
Florida                            6.1 %
California                         4.7 %
Other states                      44.8 %
Cash & equivalents                 5.3 %

[end pie chart]

[begin pie chart]

QUALITY RATINGS
Aaa/AAA                           38.6 %
Aa/AA                             20.3 %
A/A                                8.5 %
Baa/BBB                           14.1 %
Below investment grade            13.2 %
Cash & equivalents                 5.3 %

[end pie chart]


INVESTMENT PORTFOLIO, August 31, 2003

                                                                                                    PRINCIPAL        MARKET
                                                                                                       AMOUNT         VALUE
FIXED INCOME SECURITIES                                                                                 (000)         (000)

ALABAMA  -  0.80%
Public School and College Auth., Capital Improvement Pool Bonds, Series 2001-A, 5.625% 2015         $ 5,255         $ 5,766
Industrial Dev. Board of the Town of Courtland, Industrial Dev. Rev. Ref. Bonds (International
  Paper Co. Projects), Series 2003-A, 5.00% 2013                                                      1,000           1,003
Special Care Fac. Fncg. Auth. of the City of Huntsville - Carlton Cove, Retirement Fac. Rev.
  Bonds (Carlton Cove Project) Series 2001, 8.125% 2031                                               9,000           8,221
Jefferson County, Sewer Rev. Capital Improvement Warrants, Series 1999-A, FGIC insured,
  5.125% 2029 (preref. 2009)                                                                          2,865           3,189
Health Care Auth. of Lauderdale County and the City of Florence, Coffee Health Group,
  Series 2000-A Bonds, MBIA insured, 5.50% 2009                                                       1,150           1,278
21st Century Auth., Tobacco Settlement Rev. Bonds:
  Series 2000, 5.75% 2020                                                                             2,000           1,699
  Series 2001, 5.50% 2021                                                                             6,000           4,880


ALASKA  -  1.28%
Housing Fin. Corp.:
  Collateralized Bonds (Veterans Mortgage Program), Series 1992-A1, 6.75% 2032                          890             898
  Rev. Bonds, Series 1998-A1, 5.30% 2017                                                              5,380           5,525
Municipality of Anchorage:
  G.O. Ref. General Purpose Bonds, Series 1995-B, FGIC insured, 6.00% 2012                            2,895           3,349
  Municipal Light & Power, Senior Lien Ref. Electric Rev. Bonds, Series 1996, MBIA insured,
  6.50% 2014                                                                                          5,000           5,990
North Slope Borough, G.O. Bonds, Series 1997-A, MBIA insured, 0% 2008                                10,935           9,401
Northern Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds:
  Series 2000:
    5.80% 2012                                                                                        4,785           4,544
    6.20% 2022                                                                                        2,035           1,792
  Series 2001, 5.375% 2021 (expected maturity 2012)                                                  12,850          10,103


ARIZONA  -  0.52%
Health Facs. Auth., Rev. Bonds (Catholic Healthcare West), Series 1999-A, 6.125% 2009                 2,900           3,150
Transportation Excise Tax Rev. Bonds (Maricopa County Regional Area Road Fund),
  Series 2002, 3.00% 2005                                                                             5,000           5,178
Industrial Dev. Auth. of the County of Maricopa, Health Fac. Rev. Bonds (Catholic Healthcare
  West Project), Series 1998-A:
    5.25% 2006                                                                                        2,850           3,007
    5.00% 2016                                                                                        1,000             955
Industrial Dev. Auth. of the County of Pima, Education Rev. Bonds (Charter Schools Project),
  Series 2002-E, 7.25% 2031                                                                           4,520           4,624


CALIFORNIA  -  4.68%
G.O. Bonds, 6.00% 2019                                                                                5,000           5,454
Educational Facs. Auth., Rev. Bonds, Stanford University, Series N, 5.35% 2027                        3,000           3,070
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1997-C4, Class I:
  5.10% 2007                                                                                            925             985
  5.20% 2009                                                                                            625             659
Joint Powers Health Fncg. Auth., Centers Cert. of Part., Community Medical (Community Hospitals
  of Central California Project), Series 2001, 5.00% 2011                                             1,115           1,138
Statewide Communities Dev. Auth., Apartment Dev. Rev. Ref. Bonds (Irvine Apartment Communities, LP),
  Series 1998-A3, 5.10% 2025 (put 2010)                                                               4,000           4,166
Dept. of Water Resources, Power Supply Rev. Bonds, Series 2002-A:
  FSA insured, 5.25% 2011                                                                             4,000           4,385
  5.75% 2017                                                                                          5,550           5,960
  5.375% 2022                                                                                         3,000           3,037
  AMBAC insured:
    5.50% 2015                                                                                        2,000           2,187
    5.50% 2016                                                                                        4,000           4,349
City of Antioch, Public Fncg. Auth., 1998 Reassessment Rev. Bonds, Subordinated Series B, 5.85% 2015  1,415           1,467
Association of Bay Area Governments, Fin. Auth. for Nonprofit Corps.:
  Multi-family Housing Rev. Ref. Bonds (Archstone/Redwood Shores Apartments), Series 2000-A,
      5.30% 2008                                                                                      1,000           1,062
Rev. Ref. Cert. of Part.:
  American Baptist Homes of the West Facs. Project, Series 1997-A:
      5.50% 2007                                                                                        950             977
      5.75% 2017                                                                                      1,500           1,407
      6.20% 2027                                                                                      1,675           1,579
    Episcopal Homes Foundation, Series 1998, 5.125% 2013                                              2,000           2,000
Southern California Presbyterian Homes Obligated Group (Redwood Senior Homes and Services),
  Rev. Bonds, Series 2002:
      6.00% 2022                                                                                      1,750           1,747
      6.125% 2032                                                                                     1,000             992
Bonita Canyon Public Facs. Fncg. Auth., Community Facs. Dist. No. 98-1, Special Tax Bonds,
  Series 1998, 5.375% 2028                                                                            2,500           2,358
Burbank Unified School Dist., G.O. Bonds, 1997 Election, Series C, FGIC insured:
  0% 2018                                                                                             5,000           2,316
  0% 2019                                                                                             5,705           2,467
Cerritos Public Fncg. Auth., 2002 Tax Allocation Rev. Bonds (Cerritos Redev. Projects), Series A,
  AMBAC insured, 5.00% 2017                                                                           2,880           3,043
County of El Dorado, Community Facs. Dist. No. 1992-1 (El Dorado Hills Dev.), Series 1999
  Special Tax Bonds, 6.125% 2016                                                                        975           1,008
City of Folsom, Community Facs. Dist. No. 10, Special Tax Bonds, Series 1999, 7.00% 2024              2,000           2,124
City of Fontana, Community Facs. Dist. No. 12 (Sierra Lakes), Special Tax Bonds, Series 1999:
  6.50% 2015                                                                                          1,000           1,059
  6.625% 2030                                                                                         1,000           1,046
Golden State Tobacco Securitization Corp., Tobacco Settlement Asset-backed Bonds, Series 2003-A1,
  6.25% 2033                                                                                          2,000           1,617
City of Irvine, Assessment Dist. No. 00-18, Limited Obligation Improvement Bonds, Group Two,
  5.60% 2022                                                                                          1,715           1,714
City of La Verne, Rev. Cert. of Part. (Brethren Hillcrest Homes), Series 2003-B, 6.625% 2025          1,250           1,237
City of Lincoln, Community Facs. Dist. No. 2003-1 (Lincoln Crossing Project), Special Tax Bonds,
  Series-2003-A, 6.125% 20333                                                                         2,000           1,968
Long Beach Bond Fin. Auth., Lease Rev. Ref. Bonds (Aquarium of the Pacific Project), Series 2001,
  AMBAC insured, 5.50% 2015                                                                           2,150           2,351
Long Beach Aquarium of the Pacific, Rev. Bonds (Aquarium of the Pacific Project), Series 1995-A
  (preref. 2005):
  6.10% 2010                                                                                          4,000           4,407
  6.125% 2015                                                                                         5,000           5,511
  6.125% 2023                                                                                        12,500          13,777
  MBIA insured, 6.125% 2023                                                                           2,000           2,204
City of Los Angeles, Regional Airports Improvement Corp., Facs. Sublease Rev. Bonds, American
  Airlines, Inc., Terminal Project (Los Angeles International Airport), Series 2002-A, 7.125% 2024      750             601
County of Los Angeles:
  Capital Asset Leasing Corp., Cert. of Part. (Marina del Rey), Series 1993-A, 6.50% 2008             4,750           4,893
  Los Angeles Community College Dist., G.O. Bonds, 2001 Election, Series A, 5.50% 2016               10,500          11,438
Modesto High School Dist. (Stanislaus County), Election of 2001 G.O. Bonds, Series A,
  FGIC insured, 0% 2015                                                                               2,000           1,129
Community Facs. Dist. No. 2002-1 of the County of Orange (Ladera Ranch), Series 2003-A,
  Special Tax Bonds, 5.55% 2033                                                                       2,000           1,902
City of Roseville, Special Tax Bonds:
  Highland Reserve North Community Facs. Dist. No. 1, Series 1999:
    6.00% 2011                                                                                        3,075           3,266
    6.30% 2025                                                                                        2,750           2,815
  North Central Roseville Community Facs. Dist. No. 1, Ref. Bonds, Series 1999:
    5.30% 2007                                                                                        2,795           2,981
    5.80% 2017                                                                                        3,410           3,443
  Woodcreek West Community Facs. Dist. No. 1, Series 1999, 6.50% 2015                                 1,465           1,542
Sacramento Cogeneration Auth., Cogeneration Project Rev. Bonds (Procter & Gamble Project), Series 1995:
  6.375% 2010                                                                                           500             529
  6.375% 2010 (preref. 2005)                                                                            500             556
County of Sacramento, Laguna Creek Ranch/Elliott Ranch Community Facs. Dist. No. 1, Improvement
  Area No. 2, Special Tax Ref. Bonds (Elliott Ranch), 6.30% 2021                                        500             513
County of San Bernardino Housing Auth., Multi-family Housing Rev. Ref. Bonds (Equity Residential/
  Redlands Lawn and Tennis Apartments), Issue 1999-A, 5.20% 2029 (put 2009)                           1,500           1,580
County of San Diego, Reassessment Dist. No. 97-1 (4-S Ranch), Limited Obligation Improvement Bonds,
  6.25% 2012                                                                                            995           1,032
San Marcos Public Facs. Auth., Rev. Ref. Bonds, Series 1998, 5.80% 2027                               3,000           3,061
San Marcos Unified School Dist., Community Facs. Dist. No. 5 (Rancho Carrillo), Special Tax Bonds,
  Series 1999, 5.60% 2029                                                                             1,000           1,020
Community Facs. Dist. No. 99-1 (Talega) of the Santa Margarita Water Dist., Special Tax Bonds,
  Series 1999, 6.10% 2014                                                                             1,195           1,239
South Tahoe Joint Powers Fncg. Auth., Subordinate Bond Anticipation Notes (South Tahoe Redev.
  Project Area No. 1):
  Series 1999-A, 7.30% 2007 (preref. 2004)                                                            3,000           3,201
  Series 1999-B, 7.30% 2007 (preref. 2004)                                                            1,905           2,032
  Series 2003-B, 5.125% 2009                                                                          3,000           2,974
The Regents of the University of California, Various University of California Projects,
  Series 1993-A, 5.50% 2021                                                                           2,000           2,012
Washington Township Health Care Dist., Rev. Bonds, Series 1999, 5.00% 2014                            1,300           1,323


COLORADO  -  3.61%
Health Facs. Auth.:
  Health Facs. Rev. Bonds (The Evangelical Lutheran Good Samaritan Society Project):
    Series 2000, 6.60% 2016                                                                           5,250           5,745
    Series 2002, 5.90% 2027                                                                           7,000           6,912
  Hospital Rev. Bonds:
    Catholic Health Initiatives, Series 2001:
      5.375% 2010                                                                                     1,500           1,623
      5.50% 2014                                                                                      3,000           3,176
      5.50% 2015                                                                                      4,250           4,476
    PorterCare Adventist Health System Project, Series 2001, 6.50% 2031                               3,800           4,066
  Rev. Bonds :
    Catholic Health Initiatives, Series 2002-A, 5.00% 2009                                            1,000           1,071
    Covenant Retirement Communities, Inc.:
      Series 1995, 6.75% 2025                                                                         4,160           4,239
      Series 2002-B, 6.125% 2033                                                                      9,000           8,769
Housing and Fin. Auth., Single-family Program Senior and Subordinate Bonds:
  Series 1997-A3, 7.00% 2016                                                                            475             480
  Series 1997-B3, 6.80% 2028                                                                            265             268
  Series 1997-C3, 6.75% 2017                                                                            345             348
  Series 1998-B3, 6.55% 2025                                                                          2,640           2,719
  Series 1998-D3, 6.125% 2023                                                                         2,620           2,778
Arapahoe County:
  Capital Improvement Trust Fund Highway Rev. Bonds (E-470 Project)(preref. 2005):
    6.90% 2015                                                                                        2,500           2,847
    6.95% 2020                                                                                       17,500          19,944
  E-470 Public Highway Auth., Senior Rev. Bonds (Capital Appreciation Bonds), Series 2000-B,
  0% 2034                                                                                             7,500             754
Denver Convention Center Hotel Auth. Rev. Bonds, Series 2003-A, XLCA insured:
  5.00% 2016                                                                                          6,925           7,227
  5.00% 2017                                                                                          5,000           5,176
Eagle County, Bachelor Gulch Metropolitan Dist., G.O. Bonds, Series 1999, 6.70% 2019                  3,400           3,562
EagleBend Affordable Housing Corp., Multi-family Housing Project Rev. Ref. Bonds, Series 1997-A:
  6.20% 2012                                                                                          1,000           1,007
  6.40% 2017                                                                                          2,000           1,991
  6.45% 2021                                                                                          3,175           3,108
EagleBend Dowd Affordable Housing Corp., Multi-family Housing Project Rev. Bonds, Series 1998-A:
  6.35% 2014                                                                                            950             939
  6.63% 2039                                                                                          2,000           1,903
Metropolitan Football Stadium Dist., Capital Appreciation Sales Tax Rev. Bonds, Series 1999-A,
  MBIA insured:
  0% 2011                                                                                             2,600           1,912
  0% 2012                                                                                             4,700           3,256
North Range Metropolitan Dist. No. 1 (City of Commerce City), Adams County, Limited Tax G.O.
  Bonds, Series 2001, 7.25% 2031                                                                      3,775           3,754
Rampart Range Metropolitan Dist. No. 1 (City of Lone Tree), Rev. Bonds (Rampart Range
  Metropolitan Dist. No. 2 Project) Series 2001, 7.75% 2026                                           5,415           5,570
Vista Ridge Metropolitan Dist. (Weld County), Limited Tax G.O. Bonds, Series 2001, 7.50% 2031         7,310           7,408


CONNECTICUT  -  0.70%
G.O. Bonds, Series 2001-B, 5.375% 2016                                                                1,900           2,051
Dev. Auth., Pollution Control Rev. Ref. Bonds (The Connecticut Light and Power Co. Project),
  Series 1993-A, 5.85% 2028                                                                           5,025           5,235
Mashantucket (Western) Pequot Tribe, Special Rev. Bonds, Series 1996-A:(1)
  6.375% 2004 (escrowed to maturity)                                                                  1,985           2,091
  6.50% 2005 (escrowed to maturity)                                                                   1,490           1,642
  6.40% 2011                                                                                          2,025           2,163
  6.40% 2011 (preref. 2007)                                                                           2,470           2,846
Mohegan Tribe of Indians, Gaming Auth. Priority Distribution Payment, Public Improvement
  Bonds, Series 2001:
  5.375% 2011                                                                                         1,000           1,034
  6.00% 2016                                                                                          1,000           1,052
  6.25% 2021                                                                                          3,000           3,131
  6.25% 2031                                                                                          1,500           1,545


DISTRICT OF COLUMBIA  -  0.55%
G.O. Ref. Bonds:
  AMBAC insured:
    Series 1993-A, 5.875% 2005 (escrowed to maturity)                                                 2,125           2,293
    Series 1993-B1, 5.50% 2009                                                                        1,500           1,680
  Series 2002-C, XLCA insured, 5.25% 2013                                                             1,000           1,066
Cert. of Part., Series 2002, AMBAC insured, 5.25% 2013                                                1,000           1,066
Gallery Place Project, Tax Increment Rev. Bonds, Series 2002, FSA insured, 5.50% 2016                 1,000           1,077
MedStar Health, Inc. Issue, Multimodal Rev. Bonds (Georgetown University Hospital and
  Washington Hospital Center Projects):
  Series 2001-A, 6.40% 2031 (put 2004)                                                                1,000           1,013
  Series 2001-B, 6.625% 2031 (put 2005)                                                               4,000           4,168
  Series 2001-D, 6.875% 2031 (put 2007)                                                               5,000           5,412


FLORIDA  -  6.07%
State Board of Education, Public Education Capital Outlay Bonds (preref. 2004):
  Series 1994-A, 5.70% 2008                                                                           1,000           1,046
  Series 1994-E, 5.70% 2014                                                                           1,600           1,673
Capital Projects Fin. Auth., Continuing Care Retirement Community Rev. Bonds (Capital Projects
  Loan Program - The Glenridge on Palmer Ranch Project), Series 2002-A, 8.00% 2032                   11,535          11,596
Arbor Greene Community Dev. Dist. (City of Tampa, Hillsborough County), Special Assessment Rev. Bonds:
  Series 1996, 7.60% 2018                                                                               860             898
  Series 1998, 5.75% 2006                                                                               235             235
  Series 2000, 6.50% 2007                                                                               350             352
Bay County, Pollution Control Rev. Ref. Bonds (International Paper), Series 1998-A, 5.10% 2012        3,500           3,561
Beacon Tradeport Community Dev. Dist. (Miami-Dade County), Special Assessment Bonds
  (Industrial Project), Series 2002-B:
  7.00% 2014                                                                                          1,025           1,026
  7.25% 2033                                                                                          1,000           1,004
School Dist. of Broward County, G.O. Ref. Bonds, Series 2002-A, 5.00% 2004                            2,075           2,114
Capital Region Community Dev. Dist. (Tallahassee), Capital Improvement Rev. Bonds, Series 2001-A2,
  6.85% 2031                                                                                          1,000           1,018
Championsgate Community Dev. Dist., Capital Improvement Rev. Bonds, Series 1998-B, 5.70% 2005         1,225           1,213
The Crossings at Fleming Island Community Dev. Dist. (Clay County), Special Assessment Ref. Bonds:
  Series 1995, 8.25% 2016 (preref. 2005)                                                                960           1,066
  Series 2000-C, 7.10% 2030                                                                           8,300           8,670
Escambia County Health Facs. Auth., Rev. Bonds (Ascension Health Credit Group), Series 2003-A:
  5.25% 2012                                                                                          1,000           1,063
  5.25% 2013                                                                                          4,000           4,228
Fishhawk Community Dev. (Hillsborough County), Special Assessment Rev. Bonds:
  Dist., Series 2000, 6.65% 2007                                                                      1,100           1,107
  Dist. II, Series 2003-B, 5.00% 2007                                                                 1,000             995
Fleming Island Plantation Community Dev. Dist. (Clay County), Series 2000-B (Long Term), 7.375% 2031  2,995           3,135
Gateway Services Community Dev. Dist., Special Assessment Bonds:
  Stoneybrook Project, Series 2003, 5.50% 2008                                                        1,500           1,495
  Sun City Center Fort Myers Project, Series 2003-B, 5.50% 2010                                       5,100           5,039
Grand Haven Community Dev. Dist. (City of Palm Coast, Flagler County), Special Assessment Bonds:
  Series 2002, 6.125% 2007                                                                            3,700           3,700
  Series 2003, 5.20% 2007                                                                             2,000           1,974
Greyhawk Landing, Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds:
  Series 2002-A, 7.00% 2033                                                                           1,000           1,020
  Series 2002-B, 6.25% 2009                                                                             950             954
The Groves Community Dev. Dist. (Pasco County), Special Assessment Rev. Bonds, Series 2000-B,
  7.625% 2008                                                                                           910             881
Harbor Bay Community Dev. Dist. (Hillsborough County), Capital Improvement Rev. Bonds:
  Series 2001-B, 6.35% 2010                                                                           1,430           1,443
  Series 2002, 6.75% 2034                                                                             3,000           2,994
Harbour Lake Estates Community Dev. Dist. (Miramar), Special Assessment Bonds,  Series 2001,
  6.40% 2006                                                                                          2,420           2,420
Heritage Harbour Community Dev. Dist. (Manatee County), Special Assessment Rev. Bonds,
  Series 1997-B, 6.00% 2006                                                                           1,000             996
Heritage Harbour South Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds:
  Series 2002-A, 6.50% 2034                                                                             500             491
  Series 2002-B, 5.40% 2008                                                                           2,335           2,319
Heritage Isles Community Dev. Dist., Special Assessment Rev. Bonds, 5.90% 2006                          700             699
Heritage Palms Community Dev. Dist. (Fort Myers), Capital Improvement Rev. Bonds:
  Series 1998, 5.40% 2003                                                                               385             385
  Series 1999, 6.25% 2004                                                                             2,110           2,115
Heritage Pines Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds, Series 1998-B,
  5.50% 2005                                                                                          1,425           1,418
Highlands County Health Facs. Auth., Hospital Rev. Bonds (Adventist Health System/Sunbelt Obligated
 Group), Series 2002-B:
  5.00% 2010                                                                                          1,055           1,116
  5.00% 2011                                                                                          1,205           1,260
  5.00% 2012                                                                                          2,000           2,082
Hillsborough County, Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Tampa General Hospital
  Project), Series 2003-A:
  5.00% 2012                                                                                          1,000           1,014
  5.25% 2015                                                                                          3,500           3,538
  5.00% 2018                                                                                          2,500           2,401
Jacksonville Electric Auth., St. Johns River Power Park System, Rev. Ref. Bonds, Issue Two,
  Series Seventeen, 5.00% 2015                                                                        4,000           4,180
Lake Ashton Community Dev. Dist. (City of Lake Wales, Polk County), Capital Improvement Rev. Bonds:
  Series 2001-A, 7.40% 2032                                                                             970           1,015
  Series 2001-B, 6.40% 2011                                                                           2,695           2,713
  Series 2003-A, 6.50% 2032                                                                           2,500           2,422
  Series 2003-B, 5.40% 2008                                                                           3,000           2,972
Lake Powell Residential Golf Community Dev. Dist. (Bay County), Special Assessment Rev. Bonds,
  Series 2000-B, 7.00% 2010                                                                           2,395           2,409
Lakewood Ranch Community Dev. Dist. 5 (Manatee County), Special Assessment Rev. Bonds:
  Series 2001-B, 6.00% 2011                                                                             615             619
  Series 2003, 5.30% 2007                                                                             1,000           1,006
Lee County Industrial Dev. Auth., Healthcare Facs. Rev. Bonds:
  Cypress Cove at Healthpark Florida, Inc. Project, Series 1997-A:
    5.80% 2006                                                                                        1,005           1,037
    6.25% 2017                                                                                        5,550           5,470
  Shell Point/Alliance Obligated Group, Shell Point Village Project, Series 1999-A:
    5.25% 2006                                                                                        1,150           1,218
    5.50% 2010                                                                                        1,500           1,561
    5.75% 2012                                                                                        1,360           1,408
    5.75% 2013                                                                                        1,840           1,890
    5.75% 2014                                                                                          500             510
    5.75% 2015                                                                                        1,900           1,926
    5.50% 2021                                                                                        1,550           1,458
    5.50% 2029                                                                                        7,750           7,055
Marshall Creek Community Dev. Dist. (St. Johns County), Special Assessment Bonds:
  Series 2000-A, 7.65% 2032                                                                           3,960           4,252
  Series 2000-B, 6.75% 2007                                                                             735             738
  Series 2002, 6.625% 2032                                                                            2,615           2,591
Meadow Pointe III Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds:
  Series 2001-1, 5.90% 2006                                                                             200             200
  Series 2003-A, 6.40% 2034                                                                           2,000           1,975
  Series 2003-B, 5.25% 2007                                                                           1,200           1,191
Meadow Pointe IV Community Dev. Dist. (Pasco County), Capital Improvement Rev. Bonds,
 Series 2003-B, 5.125% 2007                                                                           2,000           1,976
Miami-Dade County:
  Health Facs. Auth., Hospital Rev. Ref. Bonds (Miami Children's Hospital Project), Series 2001-A,
  AMBAC insured, 5.625% 2016                                                                          5,495           6,026
  School Board, Cert. of Part., Series 2003-C, MBIA insured, 5.00% 2027 (put 2008)                    2,200           2,401
Mid-Bay Bridge Auth., Rev. Ref. Bonds, Series 1993-D, 6.10% 2022                                        500             507
Northern Palm Beach County Improvement Dist., Water Control and Improvement Bonds:
  Unit of Dev. No. 9A, Series 1996-A:
    6.80% 2006 (escrowed to maturity)                                                                   590             669
    7.30% 2027 (preref. 2006)                                                                         1,500           1,751
  Unit of Dev. No. 9B, Series 1999:
    5.85% 2013                                                                                          830             849
    5.90% 2019                                                                                        1,085           1,095
    6.00% 2029                                                                                        1,100           1,101
City of Orlando:
  Special Assessment Rev. Bonds (Conroy Road Interchange Project), Series 1998-A:
    5.50% 2010                                                                                        1,000           1,000
    5.80% 2026                                                                                        1,000             970
  Utilities Commission, Water and Electric Rev. Ref. Bonds, Series 2001, 5.25% 2014                   4,135           4,542
Palm Beach County, Health Facs. Auth. Retirement Community Rev. Bonds (Adult Communities Total
 Services, Inc. Obligated Group), Series 1996, 5.625% 2020                                            2,750           2,727
Pine Air Lakes Community Dev. Dist., Collier County, Special Assessment Rev. Bonds,
 Series 2002, 7.25%                                                                                   1,500           1,521
Sampson Creek Community Dev. Dist. (St. Johns County), Capital Improvement Rev. Bonds,
 Series 2000-A, 6.95%                                                   2031                          2,695           2,745
South-Dade Venture Community Dev. Dist. (Homestead), Special Assessment Rev. Bonds,
 Series 2002, 6.90% 2033                                                                              2,000           2,008
Stoneybrook West Community Dev. Dist. (City of Winter Garden, Orange County),
 Special Assessment Rev. Bonds:
  Series 2000-A, 7.00% 2032                                                                           1,775           1,828
  Series 2000-B, 6.45% 2010                                                                           1,175           1,185
Sumter Landing Community Dev. Dist. (Sumter County), Special Assessment Rev. Bonds,
 Series 2003:
  6.25% 2013                                                                                          1,000             987
  6.875% 2023                                                                                         1,000             987
  6.95% 2033                                                                                          1,000             976
University Place Community Development Dist. (Manatee County):
  Series 2001-A, 7.00% 2032                                                                             990           1,004
  Series 2001-B, 6.10% 2007                                                                           1,820           1,820
Urban Orlando Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds,
 Series 2001-A:
  6.40% 2010                                                                                          4,840           4,864
  6.95% 2033                                                                                          4,000           4,053
Venetian Community Dev. Dist., Sarasota County, Capital Improvement Rev. Bonds:
  Series 2002-A, 6.75% 2034                                                                           1,000           1,000
  Series 2002-B, 5.95% 2012                                                                           4,000           3,982
Vista Lakes Community Dev. Dist. (City of Orlando), Capital Improvement Rev. Bonds:
  Series 2000-B, 6.35% 2005                                                                             240             240
  Series 2002-B, 5.80% 2008                                                                             925             927
Waterlefe Community Dev. Dist. (Manatee County), Capital Improvement Rev. Bonds:
  Series 2001-A, 6.95% 2031                                                                             490             499
  Series 2001-B, 6.25% 2010                                                                           1,205           1,206


GEORGIA  -  1.55%
G.O. Bonds, Series 2001-B, 5.25% 2016                                                                 8,000           8,615
G.O. Ref. Bonds, Series 1998-E, 5.00% 2005                                                            3,505           3,690
Municipal Electric Auth.:
  General Power Rev. Bonds, Series X, 6.50% 2012                                                      1,215           1,395
  Project One Senior Bond, Fourth Crossover Series, MBIA insured, 6.50% 2012                          5,700           6,577
City of Atlanta:
  Airport Facs. Rev. Ref. Bonds, Series 1994-A, AMBAC insured, 6.50% 2009                             1,000           1,174
  Tax Allocation Bonds (Atlantic Station Project), Series 2001:
    7.75% 2014                                                                                        3,000           3,062
    7.90% 2024                                                                                       10,000          10,232
  Water and Wastewater Rev. Bonds, Series 1999-A, FGIC insured, 5.50% 2022                            8,500           9,212
Housing Auth. of the County of DeKalb, Multi-family Housing Rev. Ref. Bonds (The Park
 at Briarcliff Apartments Project), Series 1998-A, 4.55% 2028 (put 2008)                              5,985           6,198


HAWAII  -  0.33%
G.O. Bonds of 1997, Series CN, FGIC insured, 5.25% 2013                                               3,000           3,230
City and County of Honolulu:
  G.O. Bonds:
    Ref. and Improvement Series 1993-B:
      5.00% 2013                                                                                      1,370           1,468
      5.00% 2013 (escrowed to maturity)                                                                 630             686
    Series 2001-A, FSA insured, 5.375% 2012                                                           2,000           2,193
  Wastewater System Rev. Bonds (First Bond Resolution), Senior Series 2001, AMBAC insured:
    5.50% 2015                                                                                        1,875           2,044
    5.50% 2016                                                                                        1,000           1,088


ILLINOIS  -  9.91%
G.O. Bonds, Illinois FIRST, Series of May 2001, FSA insured, 5.50% 2016                               2,000           2,217
Build Illinois Bonds (Sales Tax Rev. Bonds), Illinois FIRST:
  Series of March 2001, 5.50% 2016                                                                    3,000           3,251
  Series of June 2001:
    5.50% 2016                                                                                        7,470           8,094
    5.50% 2017                                                                                        8,000           8,621
  Series of September 2001:
    5.375% 2015                                                                                       2,500           2,692
    5.375% 2016                                                                                       1,500           1,610
Civic Center Bonds (Special State Obligation Bonds), Series 1991, AMBAC insured, 6.25% 2020           6,500           7,623
Dev. Fin. Auth:
  Rev. Bonds (Provena Health), Series 1998-A, MBIA insured, 5.50% 2010                                5,120           5,593
  Revolving Fund Rev. Bonds, Series 2002 (Master Trust):
    5.50% 2016                                                                                        7,165           7,760
    5.50% 2017                                                                                        2,885           3,104
Educational Facs. Auth.:
  Adjustable Medium Term Rev. Bonds, Field Museum of Natural History, Series 2002:
    4.45% 2036 (put 2014)                                                                             1,000             976
    4.60% 2036 (put 2015)                                                                             6,000           5,879
    4.75% 2036 (put 2016)                                                                             2,000           1,965
  Rev. Bonds:
    Loyola University of Chicago, Series 2003-A, 5.00% 2026                                           5,000           4,805
    MJH Education Assistance Illinois III LLC, Series 1999-D, AMBAC insured, 5.45% 2014               1,500           1,582
    Wesleyan University, Series 1993, 5.625% 2018                                                     1,490           1,524
  Rev. Ref. Bonds, The Art Institute of Chicago, Series 2003-A:
    5.375% 2018                                                                                       1,000           1,028
    5.375% 2023                                                                                       1,500           1,513
  Student Housing Rev. Bonds, Educational Advancement Fund, Inc. (University Center Project),
  Series 2002:
    6.625% 2017                                                                                       3,860           4,083
    6.00% 2022                                                                                        1,250           1,251
    6.25% 2030                                                                                        7,000           7,083
    6.25% 2034                                                                                        4,000           4,008
Health Facs. Auth.:
  Rev. Bonds:
    Advocate Health Care Network:
      Series 1998-A:
        5.00% 2007                                                                                      700             752
        5.00% 2007 (escrowed to maturity)                                                               920           1,012
        5.00% 2008                                                                                      810             869
        5.00% 2008 (escrowed to maturity)                                                             1,060           1,172
        4.50% 2009                                                                                      840             874
        4.50% 2009 (preref. 2008)                                                                     1,090           1,189
        4.625% 2010                                                                                   1,310           1,345
        4.625% 2010 (preref. 2008)                                                                    1,690           1,854
      Series 1998-B:
        4.875% 2013                                                                                   2,130           2,153
        4.875% 2013 (preref. 2008)                                                                      330             366
        MBIA insured, 5.25% 2018                                                                      2,115           2,152
        MBIA insured, 5.25% 2018 (preref. 2008)                                                         385             433
      Series 2000:
        6.125% 2011                                                                                   2,835           3,134
        6.25% 2012                                                                                    4,425           4,882
    Alexian Brothers Health System, Series 1999, FSA insured:
      5.00% 2008                                                                                      1,230           1,333
      5.25% 2012                                                                                      6,960           7,334
      5.125% 2028                                                                                     2,000           1,997
    Centegra Health System, Series 1998:
      5.50% 2008                                                                                      1,640           1,776
      5.50% 2009                                                                                      2,290           2,448
      5.50% 2010                                                                                      2,440           2,572
      5.20% 2012                                                                                      2,200           2,243
      5.25% 2013                                                                                      2,430           2,466
      5.25% 2018                                                                                      5,050           4,915
    The Children's Memorial Hospital, Series 1999-A, AMBAC insured:
      5.75% 2010                                                                                      1,835           2,036
      5.75% 2011                                                                                      1,690           1,853
    Covenant Retirement Communities, Inc.:
      Series 2001, 5.875% 2031                                                                        3,500           3,274
      Series 2002-B, 6.125% 2028                                                                      1,000             973
    Edward Hospital Obligated Group, Series 2001-A, FSA insured:
      5.50% 2012                                                                                      2,545           2,771
      5.50% 2017                                                                                      1,500           1,590
    Evangelical  Hospitals Corp., Series 1992-C, 6.25% 2022 (escrowed to maturity)                    4,000           4,604
    Friendship Village of Schaumburg, Series 1997-A, 5.25% 2018                                       4,675           4,162
    Hospital Sisters Services, Inc. - Obligated Group, Series 1998-A, MBIA insured:
      5.25% 2008                                                                                      4,000           4,377
      5.375% 2013                                                                                     1,785           1,888
    Lutheran Senior Ministries Obligated Group - Lutheran Hillside Village Project,
  Series 2001-A, 7.375% 2031                                                                          2,000           2,013
    Northwestern Memorial Hospital, Series 1994-A, 6.00% 2024                                         2,000           2,059
    OSF Healthcare System:
      Series 1993, 5.75% 2007                                                                         5,760           5,905
      Series 1999, 6.25% 2019                                                                         4,500           4,768
    Riverside Health System:
      Series 2000, 6.85% 2029                                                                         2,500           2,681
      Series 2002, 5.75% 2022                                                                         5,000           5,023
    Sherman Health Systems, Series 1997, AMBAC insured, 5.50% 2010                                    2,595           2,804
  Rev. Ref. Bonds:
    Advocate Health Care Network, Series 1997-A:
      5.50% 2008                                                                                      1,000           1,095
      5.80% 2016                                                                                      8,000           8,353
    Edward Hospital Project, Series 1993-A:
      5.75%  2009                                                                                     1,550           1,604
      6.00% 2019                                                                                      1,435           1,489
    Fairview Obligated Group Project, Series 1995-A:
      6.50% 2006                                                                                        770             795
      7.40% 2023                                                                                      3,000           2,975
    Lutheran General Health, Series 1993-C, 6.00% 2018                                                2,705           2,908
Housing Dev. Auth., Multi-family Housing Bonds, Series 1992-A, 7.00% 2010                             1,490           1,507
Metropolitan Pier and Exposition Auth., McCormick Place Expansion Project:
  Capital Appreciation Rev. Ref. Bonds, Series 1996-A, MBIA insured, 0% 2024                          5,000           1,536
  Ref. Bonds, Series 2002-B, MBIA insured, 5.25% 2011                                                 2,000           2,195
Central Lake County, Joint Action Water Agcy., Water Rev. Ref. Bonds, Series 2003,
  AMBAC insured, 5.25% 2015                                                                           5,095           5,481
City of Chicago:
  G.O. Bonds, Series 1999, FGIC insured:
    City Colleges of Chicago Capital Improvement Project, 0% 2016                                     7,700           4,191
    Emergency Telephone System, Ref. Bonds, 5.25% 2020                                                2,000           2,126
  Chicago O'Hare International Airport:
    General Airport Rev. Ref. Bonds, Series 1993-A, MBIA insured, 5.00% 2012                          5,815           6,145
    Passenger Fac. Charge Rev. Bonds, Series 1996-A, AMBAC insured, 5.60% 2010                        2,000           2,193
    Special Facs. Rev. Ref. Bonds (United Air Lines, Inc. Project), Series 1999-A, 5.35% 2016 (2)     3,685             737
  Metropolitan Water Reclamation Dist. of Greater Chicago, Cook County:
    G.O. Capital Improvement Bonds:
      Series of March 1993, 5.25% 2004                                                                5,000           5,263
      Limited Tax Series D of December 2002, 5.00% 2012                                               2,650           2,855
    G.O. Ref. Bonds, Series of March 1993:
      5.30% 2005                                                                                      5,325           5,778
      5.50% 2010                                                                                      2,275           2,575
  School Reform Board of Trustees of the Board of Education, Unlimited Tax G.O. Bonds
  (Dedicated Tax Rev.):
    Series 1997, AMBAC insured, 6.75% 2012                                                            1,000           1,210
    Series 1997-A, AMBAC insured:
      0% 2011                                                                                         2,745           1,935
      0% 2014                                                                                         7,085           4,174
      0% 2015                                                                                         3,245           1,797
    Series 1998-B, FGIC insured, 0% 2014                                                              2,000           1,175
  Skyway Toll Bridge Rev. Ref. Bonds, Series 1994 (preref. 2004):
    6.50% 2010                                                                                        9,750          10,127
    6.75% 2014                                                                                        4,500           4,678
  Tax Increment Allocation Bonds (Central Loop Redev. Project), Capital Appreciation Bonds,
   Series 2000-A, AMBAC insured:
    0% 2007                                                                                           7,000           6,218
    0% 2008                                                                                           7,000           5,914
  Water Rev. Bonds, Series 1997, FGIC insured, 0% 2014                                                3,500           2,074
County of Cook, G.O. Capital Improvement Bonds, Series 1996, FGIC insured, 6.50% 2011                 4,000           4,758
Community Unit School Dist. Number 308, Kendall, Kane and Will Counties, G.O. School Bonds,
  Series 2002-B, FGIC insured, 5.25% 2015                                                             2,775           2,983
Regional Transportation Auth., Cook, DuPage, Kane, Lake, McHenry and Will Counties, G.O. Bonds,
  FGIC insured:
  Series 1994-D, 7.75% 2019                                                                           4,500           6,009
  Series 2002-B, 5.375% 2014                                                                          4,000           4,380
Township High School Dist. Number 205, Cook County (Thornton), G.O. Limited Capital
  Appreciation Bonds,Series 1998-D, FSA insured, 0% 2008                                              4,730           3,996
Board of Trustees of the University of Illinois,  Series 2001-A, AMBAC insured:
  Auxiliary Facs. System Rev. Ref. Bonds, 5.50% 2021                                                  2,670           2,902
  Cert. of Part. (Utility Infrastructure Projects), 5.375% 2015                                       3,530           3,770
Community Unit School Dist. Number 365-U, Will County (Valley View), G.O. Capital Appreciation
 School Bonds, Series 2002, FSA insured, 0% 2017                                                      7,000           3,433


INDIANA  -  3.09%
Dev. Fin. Auth., Rev. Ref. Bonds:
  Exempt Facs. (Inland Steel Co. Project No. 15), Series 1997-A, 5.75% 2011                           4,000           2,085
  Pollution Control Bonds (Inland Steel Co. Project No. 12), Series 1995, 6.85% 2012                  2,500           1,703
Educational Facs. Auth., Educational Facs. Rev. Bonds (University of Evansville Project),
  Series 1996, 5.25% 2005                                                                             1,000           1,034
Health Fac. Fncg. Auth.:
  Hospital Rev. Bonds:
    Charity Obligated Group:
      Series 1997-D, 5.00% 2026 (preref. 2007)                                                       14,345          15,482
      Series 1999-D, 5.25% 2016 (preref. 2009)                                                        3,000           3,403
    Clarian Health Partners, Inc., Series 1996-A, MBIA insured:
      5.25% 2008                                                                                      1,700           1,858
      5.50% 2016                                                                                      4,000           4,191
      5.50% 2016                                                                                     10,250          10,573
    Holy Cross Health System Corp., Series 1998, MBIA insured, 5.375% 2010                            7,095           7,636
    Sisters of St. Francis Health Services, Inc. Project, Series 1997-A, MBIA insured, 5.00% 2008     1,000           1,088
  Rev. Bonds (Ascension Health Credit Group), Series 2002-F:
    5.50% 2015                                                                                        1,275           1,353
    5.50% 2016                                                                                        1,605           1,690
    5.00% 2018                                                                                        1,735           1,728
State Office Building Commission:
  Correctional Facs. Program Rev. Bonds, Series 1995-B, AMBAC insured, 6.25% 2012                     8,490           9,938
  Facs. Rev. Bonds (New Castle Correctional Fac.), Series 2002-A, FGIC insured,:
    5.25% 2012                                                                                        2,590           2,826
    5.50% 2016                                                                                        5,650           6,107
State Revolving Fund Program Bonds, Series 2001-A:
  5.375% 2013                                                                                         2,000           2,190
  5.375% 2014                                                                                         2,000           2,199
  5.375% 2015                                                                                         4,000           4,374
  5.375% 2015                                                                                         2,250           2,461
Transportation Fin. Auth., Airport Facs. Lease Rev. Bonds, Series A, 6.50% 2007                       1,000           1,024
Boone County Hospital Association, Lease Rev. Bonds, Series 2001, FGIC insured, 5.00% 2010            1,255           1,362
Indianapolis Local Public Improvement Bond Bank, Series 1992-D, 6.30% 2004                            2,800           2,861
The Trustees of Indiana University, Indiana University Student Fee Bonds, Series O, FGIC insured,
 5.375% 2016                                                                                          4,690           5,139
Trustees of Ivy Tech State College, Ivy Tech State College Student Fee Bonds, Series H, AMBAC
  insured, 5.00%  2014                                                                                1,000           1,055
Marion County, Convention and Recreational Facs. Auth., Excise Taxes Lease Rental Rev. Ref.
  Senior Bonds, Series 2001-A, MBIA insured, 5.50% 2015                                               3,370           3,666
The Trustees of Purdue University, Purdue University Student Fee Bonds, Series R, 5.375% 2015         1,250           1,349


IOWA  -  0.75%
Fin. Auth.:
  Hospital Rev. Bonds (Mercy Medical Center Project), Series 1999, FSA insured:
    5.50% 2011                                                                                        1,420           1,540
    5.60% 2012                                                                                        1,375           1,485
  Rev. and Ref. Bonds (Mercy Health Services Obligated Group), Series 1997-V, 5.00% 2010
    (escrowed to maturity)                                                                              590             636
  Rev. Bonds:
    Catholic Health Initiatives, Series 2000-A, 6.00% 2018                                            4,395           4,748
  Rev. Ref. Bonds (Trinity Health Credit Group), Series 2000-B, AMBAC insured, 6.00% 2027             5,000           5,353
  Single-family Mortgage Bonds, Series 1997-F, 5.55% 2016                                             1,475           1,522
City of Ames, Iowa, Hospital Rev. Ref. Bonds (Mary Greeley Medical Center), Series 2003,
 AMBAC insured,5.00% 2013                                                                             1,000           1,053
Polk County, Rev. Bonds, Catholic Health Initiatives, Series 1997-A:
  5.50% 2007                                                                                          1,520           1,674
  5.125% 2011                                                                                         1,500           1,563
  5.125% 2012                                                                                         3,170           3,284
Tobacco Settlement Auth., Asset-backed bonds, Series 2001-B, 5.50% 2012                               1,500           1,371


KANSAS  -  0.03%
City of Lenexa (Lakeview Village, Inc. - Southridge Project), Health Care Fac. Rev. Bonds,
 Series 2002-C, 6875% 2032                                                                            1,000           1,037


KENTUCKY  -  0.53%
Econ. Dev. Fin. Auth., Hospital System Ref. and Improvement Rev. Bonds (Appalachian Regional
  Healthcare, Inc. Project), Series 1997:
  5.20% 2004                                                                                          1,540           1,535
  5.60% 2008                                                                                            630             607
  5.60% 2009                                                                                          3,305           3,124
  5.70% 2010                                                                                            490             459
  5.75% 2011                                                                                          2,190           2,033
  5.85% 2017                                                                                          2,000           1,790
State Property and Buildings Commission, Rev. and Rev. Ref. Bonds, Project No. 69, Series C,
 FSA insured, 5.00% 2004                                                                              2,090           2,167
City of Ashland, Pollution Control Rev. Ref. Bonds (Ashland Inc. Project), Series 1999, 5.70% 2009    5,250           5,355


LOUISIANA  -  3.90%
Health Education Auth., (Lambeth House Project):
  Rev. Bonds, Series 1996, 9.00%  2026 (preref. 2006)                                                 9,000          11,058
  Rev. Ref. Bonds, Series 1998-A:
    5.50% 2010                                                                                        3,265           3,117
    6.15% 2018                                                                                        2,000           1,851
    6.20% 2028                                                                                        3,950           3,487
Local Government Environmental Facs. and Community Dev. Auth., Rev. Bonds (Capital Project
 and Equipment Acquisition Program), Series 2000-A, AMBAC insured, 6.30% 2030                        11,500          13,305
Public Facs. Auth.:
  Hospital Rev. Ref. Bonds (Franciscan Missionaries of Our Lady Health System Project),
   Series 1998-A, FSA insured:
    5.75% 2014                                                                                        3,495           3,909
    5.75% 2015                                                                                        3,825           4,280
    5.75% 2018                                                                                        4,000           4,433
  Rev. Bonds (Ochsner Clinic Foundation Project), Series 2002-A, MBIA insured, 5.375% 2015            3,000           3,247
Jefferson Parish Hospital Services (West Jefferson Medical Center), Hospital Rev. Bonds,
 Series 1998-A, FSA insured:
  Dist. No. 1:
    5.25% 2011                                                                                        2,070           2,196
    5.25% 2012                                                                                        1,930           2,034
  Dist. No. 2, 5.25% 2011                                                                             2,000           2,139
Lake Charles Harbor and Terminal Dist., Port Facs. Rev. Ref. Bonds (Trunkline LNG  Co.
 Project), Serie 1992, 7.75% 2022                                                                     4,000           4,562
Parish of Morehouse, Pollution Control Rev. Ref. Bonds, Series 2001-A, 5.25% 2013                     8,500           8,640
Parish of West Feliciana:
  Pollution Control Rev. Bonds (Gulf States Utilities Co. Project), Series 1985-B, 9.00% 2015         2,000           2,019
  Pollution Control Rev. Ref. Bonds (Entergy Gulf States, Inc. Project), Series 1999-A,
    5.65% 2028 (put 2004)                                                                            13,500          13,770
Tobacco Settlement Auth., Asset-backed Bonds, Series 2001-B, 5.50% 2030 (expected maturity 2013)     29,920          22,544


MAINE  -  0.18%
Health and Higher Educational Facs. Auth., Rev. Bonds, Piper Shores Issue, Series 1999-A:
  7.50% 2019                                                                                          3,000           3,061
  7.55% 2029                                                                                          2,575           2,611


MARYLAND  -  0.85%
Community Dev. Administration, Dept. of Housing and Community Dev., Single-family Program Bonds,
 1997 First Series, 5.25% 2005                                                                        5,815           6,111
Health and Higher Educational Facs. Auth.:
  Howard County General Hospital Issue, Rev. Bonds, Series 1993 (escrowed to maturity):
    5.50% 2013                                                                                        2,000           2,048
    5.50% 2021                                                                                        1,225           1,254
  PUMH of Maryland, Inc. Issue, First Mortgage Rev. Bonds (Heron Point of Chestertown),
    Series 1998-A, 5.75% 2019                                                                         2,400           2,345
Anne Arundel County:
  Econ. Dev. Corp., Rev. Bonds (Golf Course System), Series 2001, 8.25% 2028                          2,200           2,133
  Special Obligation Bonds:
    Arundel Mills Project, Series 1999, 7.10% 2029                                                    5,750           6,193
    National Business Park Project, Series 2000, 7.375% 2028                                          1,000           1,072
Calvert County, Econ. Dev. Rev. Bonds (Asbury-Solomons Island Fac.), Series 1995, 8.625% 2024
 (preref. 2005)                                                                                       2,500           2,791
Frederick County, Special Obligation Bonds (Urbana Community Dev. Auth.), Series 1998, 6.625% 2025    2,500           2,546
Montgomery County, Special Obligation Bonds (West Germantown Dev. Dist.), Senior Series 2002-A,
 Radian insured, 5.375% 2020                                                                          1,000           1,027


MASSACHUSETTS  -  1.14%
G.O. Bonds:
  Consolidated Loan of 2001, Series D, MBIA insured, 5.50% 2012                                       2,000           2,238
  Consolidated Loan, Series 2003-A, 5.25% 2017                                                        5,000           5,281
Massachusetts Bay Transportation Auth., General Transportation System Ref. Bonds, Series 1994-A,
  7.00% 2007                                                                                          5,000           5,770
Health and Educational Facs. Auth. Rev. Bonds:
  Massachusetts Institute of Technology Issue, Series K, 5.50% 2022                                   2,000           2,179
  Partners HealthCare System Issue:
    Series C, 6.00% 2015                                                                              1,335           1,466
    Series E, 5.00% 2014                                                                              1,085           1,119
Housing Fin. Agcy., Housing Bonds, Series 2003-B1, 4.50% 2014                                         1,000           1,003
Municipal Wholesale Electric Co., Power Supply Project Rev. Bonds, MBIA insured:
  Nuclear Project No. 4, 5.25% 2015                                                                   2,000           2,136
  Nuclear Project No. 6, Series A:
    5.00% 2010                                                                                        1,000           1,083
    5.25% 2015                                                                                        5,000           5,340
State College Building Auth., Project and Rev. Ref. Bonds, Series 2003-B, XLCA insured:
  5.375% 2017                                                                                         3,550           3,847
  5.375% 2018                                                                                         5,045           5,444


MICHIGAN  -  4.04%
Hospital Fin. Auth.:
  Hospital Rev. Bonds:
    Detroit Medical Center Obligated Group, Series 1998-A:
      5.00% 2013                                                                                      1,000             686
      5.00% 2014                                                                                      1,525           1,019
    Henry Ford Health System, Series 1999-A:
      5.70% 2011                                                                                      2,985           3,194
      5.80% 2012                                                                                      1,075           1,147
  Hospital Rev. Ref. Bonds:
    Daughters of Charity, National Health System, 5.50% 2005 (escrowed to maturity)                     745             780
    Detroit Medical Center Obligated Group, Series 1993-B, AMBAC insured, 5.00% 2006                  1,000           1,045
    Genesys Health System Obligated Group, Series 1995-A:
      7.20% 2003 (escrowed to maturity)                                                               1,000           1,006
      8.00% 2005 (escrowed to maturity)                                                               8,880           9,770
      8.10% 2013 (preref. 2005)                                                                       5,000           5,786
      8.125% 2021 (preref. 2005)                                                                      4,500           5,209
      7.50% 2027 (preref. 2005)                                                                       4,520           5,088
    Genesys Regional Medical Center Obligated Group, Series 1998-A, 5.50% 2004 (escrowed to maturity) 2,305           2,415
    Hackley Hospital Obligated Group, Series 1998-A:
      5.00% 2008                                                                                      1,215           1,263
      5.30% 2013                                                                                      2,400           2,395
    Henry Ford Health System, Series 2003-A:
      5.50% 2014                                                                                      2,440           2,542
      5.50% 2015                                                                                      5,000           5,159
      5.50% 2016                                                                                      2,500           2,566
    McLaren Obligated Group, Series 1993-A, 5.375% 2013                                               2,985           3,016
    Pontiac Osteopathic, Series 1994-A:
      5.375% 2006                                                                                       525             523
      6.00% 2014                                                                                      1,000             965
      6.00% 2024                                                                                      3,000           2,655
    Sinai Hospital of Greater Detroit, Series 1995:
      6.00% 2008                                                                                      2,000           1,719
      6.625% 2016                                                                                     2,010           1,538
    Sparrow Obligated Group, Series 2001:
      5.25% 2010                                                                                      1,000           1,058
      5.25% 2011                                                                                      1,285           1,348
    Trinity Health Credit Group, Series 2002-C, 5.375% 2023                                           1,000           1,005
  Variable Rate Rev. Bonds (Ascension Health Credit Group):
    Series 1999-B3, 5.30% 2033 (put 2006)                                                             5,625           6,222
    Series 1999-B4, 5.375% 2033 (put 2007)                                                            3,000           3,295
Municipal Bond Auth.:
  Public School Academy Facs. Program Rev. Bonds:
    Detroit Academy of Arts and Sciences Project, Series 2001-A:
      7.90% 2021                                                                                      1,000             946
      8.00% 2031                                                                                      1,000             936
    YMCA Service Learning Academy Project, Series 2001, 7.75% 2031                                    4,150           4,133
  State Revolving Fund Rev. Bonds, Clean Water Revolving Fund Rev. Bonds, Series 2001, 5.25% 2016     3,000           3,203
Public Power Agency, Belle River Project Rev. Ref. Bonds, Series 2002-A, MBIA insured, 5.25% 2018     2,000           2,145
South Central Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002, AMBAC insured,
  5.00% 2009                                                                                          2,000           2,211
State Building Auth., Rev. Ref. Bonds (Facs. Program), Series 2001-I, 5.50% 2016                      3,000           3,268
State Trunk Line Fund Bonds, Series 2001-A, 5.50% 2015                                                4,000           4,362
Strategic Fund, Limited Obligation Rev. Ref. Bonds (Detroit Edison Co. Pollution Control
  Bonds Project)Series 1995-CC, AMBAC insured, 4.85% 2030 (put 2011)                                  2,500           2,651
Econ. Dev. Corp. of the Township of Cornell, Environmental Improvement Rev. Ref. Bonds
 (MeadWestvaco-Escanaba Paper Company Project), Series 2002, 5.875% 2018                              4,500         4,563
City of Detroit:
  G.O. Rev. Bonds (Unlimited Tax), Series 1995-B:
    7.00% 2004                                                                                        2,500           2,580
    6.25% 2008                                                                                        1,730           1,823
    6.25% 2009                                                                                        1,195           1,251
    6.25% 2010                                                                                        1,250           1,301
  Downtown Dev. Auth., Tax Increment Bonds (Dev. Area No. 1 Projects), Series 1996-C,
    6.20% 2017 (preref. 2006)                                                                         2,900           3,305
  School Dist. of the City of Detroit, Wayne County, School Building and Site Improvement Bonds:
    Ref. Bonds, Series 1998-C, FGIC insured, 5.25% 2025                                               1,955           2,042
    Unlimited Tax G.O., Series 2001-A, Michigan School Bond Loan Fund insured, 5.00% 2004             2,420           2,486
City of Flint, Hospital Building Auth. (Hurley Medical Center):
  Rev. Ref. Bonds, Series 1998-A, 5.25% 2016                                                          1,250           1,106
  Rev. Rental Bonds, Series 1998-B, 5.375% 2028                                                       1,000             811
Kent Hospital Fin. Auth. Rev. Bonds (Spectrum Health):
  Series 2001-A, 5.50% 2014                                                                           1,000           1,062
  Series 2001-B, 5.50% 2017                                                                           1,100           1,146
Regents of the University of Michigan, Hospital Rev. Ref. Bonds, Series 2002, 5.00% 2005              5,975           6,399
City of Royal Oak, Hospital Fncg. Auth., Hospital Rev. Ref. Bonds (William Beaumont Hospital),
 Series 1993-G, 5.25% 2019                                                                            3,000           3,007


MINNESOTA  -  0.04%
Housing Fin. Agcy., Single-family Mortgage Bonds, Series 1994-E, 5.60% 2013                           1,195           1,225


MISSISSIPPI  -  0.83%
G.O. Ref. Bonds, Series 2003-A:
  5.25% 2013                                                                                          2,000           2,201
  5.25% 2014                                                                                          4,000           4,377
  5.25% 2015                                                                                          3,000           3,278
  5.25% 2017                                                                                          8,000           8,671
Dev. Bank, Special Obligation Bonds (Capital Projects and Equipment Acquisition Program),
 Series 2001-A, AMBAC insured, 5.00% 2031                                                             7,500           7,411
Hospital Equipment and Facs. Auth., Rev. Bonds (Forrest County General Hospital Project),
 Series 2000, FSA insured, 5.50% 2027                                                                 1,000           1,029


MISSOURI  -  0.17%
Transportation Dev. Dist., 370 Missouri Bottom Road/Taussig Road (Hazelwood, St. Louis County),
 Transpoon Rev. B Series 2002, 7.20% 2033                                                             5,500           5,489


NEBRASKA  -  0.00%
City of Kearney, Industrial Dev. Rev. Bonds (The Great Platte River Road Memorial Foundation
 Project), Series 1998, 6.75% 2028 (2)                                                                2,750              47


NEVADA  -  2.41%
Housing Division, Single-family Mortgage Bonds, Series 1999-A1, 4.75% 2012                              570             593
Clark County:
  G.O. (Limited Tax) Banks Bonds, Series 2001, FGIC insured, 5.50% 2016                               3,000           3,262
  Special Improvement, Local Improvement Bonds:
    Dist. No. 121 (Southern Highlands Area), Series 1999:
      7.00% 2009                                                                                      2,440           2,525
      7.50% 2019                                                                                     13,665          14,645
    Dist. No. 128 (The Summerlin Centre), Series 2001-B, 6.75% 2021                                   1,815           1,864
City of Henderson:
  Health Fac. Rev. Bonds (Catholic Healthcare West):
    Series 1998-A, 5.375% 2026                                                                        7,000           6,283
    Series 1999-A, 6.75% 2020                                                                         1,480           1,556
  Local Improvement, Limited Obligation Improvement Bonds:
    Dist. No. T-4C (Green Valley Properties), Limited Obligation Ref. Bonds, Series 1999-A:
      5.65% 2009                                                                                      1,495           1,542
      5.75% 2013                                                                                      3,990           3,952
    5.90% 2018                                                                                        2,990           2,944
    Dist. No. T-14 (Anthem Master Planned Community):
      5.10% 2012                                                                                      1,640           1,576
      5.55% 2017                                                                                      3,730           3,550
      5.80% 2023                                                                                      6,000           5,718
City of Las Vegas:
  G.O. (Limited Tax) Sewer and Flood Control Bonds, Series 2001, FGIC insured, 5.375% 2015            2,855           3,082
  Redev. Agcy., Tax Increment Rev. Ref. Bonds (Fremont Street Project), Series 2003-A, 5.00% 2014     3,920           3,824
  Summerlin Area, Local Improvement Bonds:
    Special Improvement Dist. No. 808, Series 2001:
      6.00% 2010                                                                                      1,000           1,033
      6.375% 2014                                                                                     2,075           2,143
      6.75% 2021                                                                                      4,500           4,645
    Special Improvement Dist. No. 809, Series 2003, 5.65% 2023                                        1,400           1,308
Las Vegas Monorail Project Rev. Capital Appreciation Bonds, 1st Tier Series 2000, AMBAC insured,
   0% 2010                                                                                            3,545           2,754
City of North Las Vegas, Special Improvement Dist. No. 60 (Aliante), Local Improvement Bonds,
  Series 2002:
  6.125% 2017                                                                                         5,000           4,967
  6.40% 2022                                                                                          1,000             990
Truckee Meadows Water Auth., Water Rev. Bonds, Series 2001-A, FSA insured, 5.50% 2016                 3,105           3,371


NEW HAMPSHIRE  -  0.03%
Health and Education Facs. Auth., Exeter Hospital Obligated Group Issue, Series 2001-A, 5.75% 2031    1,000           1,013


NEW JERSEY  -  2.07%
G.O. Bonds (Various Purposes), Series E, 5.50% 2004                                                   6,145           6,332
G.O. Ref. Bonds, Series E, 5.00% 2004                                                                 7,540           7,805
Econ. Dev. Auth:
  Econ. Dev. Bonds, Kapkowski Road Landfill Reclamation Improvement Dist. Project
   (City of Elizabeth), Series 1998-A, (preref. 2014):
    6.375% 2018                                                                                       1,000           1,192
    6.375% 2031                                                                                       6,500           7,805
  First Mortgage Rev. Fixed-rate Bonds:
    Fellowship Village Project, Series 1995-A, 9.25% 2025 (preref. 2005)                              7,000           7,871
    Winchester Gardens at Ward Homestead Project, Series 1996-A:
      8.50% 2016                                                                                      4,000           4,211
      8.625% 2025                                                                                     3,500           3,678
  First Mortgage Rev. Ref. Bonds (Fellowship Village Project), Series 1998-A:
    4.95% 2005                                                                                        1,230           1,261
    5.50% 2025                                                                                        3,000           2,775
    5.50% 2018                                                                                        2,295           2,225
  Retirement Community Rev. Bonds:
    Cedar Crest Village, Inc. Fac.:
      Series 2001-A, 7.25% 2031                                                                       9,000           9,162
      Series 2001-B, 5.50% 2006                                                                       1,000             985
  Seabrook Village, Inc. Fac., Series 2000-A, 8.25% 2030                                              6,000           6,254
Education Facs. Auth. Dormitory Safety Trust Fund Bonds, Series 2001-A, 5.00% 2005                    3,785           3,990
Gloucester County Improvement Auth., Solid Waste Resource Recovery Rev. Ref. Bonds
  (Waste Management, Inc. Project), Series 1999-A, 6.85% 2029 (put 2009)                              1,585           1,777


NEW MEXICO  -  0.13%
Supplemental Severance Tax Bonds, Series 2002-A, 5.00% 2010                                           3,945           4,245


NEW YORK  -  9.71%
Dormitory Auth.:
  Center for Nursing/Rehabilitation, Inc. Rev. Bonds, FHA insured, 5.45% 2017                         2,100           2,232
  City University System Consolidated Third General Resolution Rev. Bonds, Series 1998-2,
   AMBAC insured, 5.50% 2008                                                                          2,000           2,225
  Edgar Health Care Center (Nursing Home) Rev. Bonds, FHA insured, 4.90% 2013                         2,375           2,488
  Mental Health Services Facs. Improvement Rev. Bonds:
    Series 1997-A, 6.00% 2007                                                                         1,750           1,970
    Series 1997-B:
      6.00% 2007                                                                                      2,490           2,803
      6.00% 2007 (preref. 2007)                                                                          10              11
      5.60% 2008                                                                                      1,300           1,434
    Series 1998-B:
      5.375% 2009                                                                                     1,270           1,399
      5.00% 2010                                                                                      1,495           1,598
      5.00% 2010                                                                                      1,530           1,635
    Series 1998-C, 5.00% 2010                                                                         1,760           1,882
  Secured Hospital:
    Rev. Bonds (Interfaith Medical Center), Series 1998-D, 5.25% 2007                                 2,000           2,179
    Rev. Ref. Bonds:
      Bronx-Lebanon Hospital Center, Series 1998-E, MBIA insured, 5.20% 2014                          8,520           8,909
      Brookdale Hospital, Series 1998-J, 5.125% 2009                                                  2,500           2,728
  St. Luke's-Roosevelt Hospital Center, Mortgage Hospital Rev. Bonds, Series 2000-A,
   FHA insured, 5.75% 2021                                                                            5,000           5,438
  State University Educational Facs. Rev. Bonds:
    Series 1990-A, 7.50% 2013                                                                         3,500           4,401
    Series 1990-B:
      7.50% 2011                                                                                      1,160           1,402
      7.50% 2011 (preref. 2010)                                                                         560             699
    Series 1997, 6.00% 2007                                                                           3,000           3,369
  Third General Resolution Rev. Bonds (State University Educational Facs. Issue),
    Series 2002-B (put 2012):
    5.25% 2023                                                                                       13,000          13,860
    6.00% 2029                                                                                       10,000          11,240
Environmental Facs. Corp., State Clean Water and Drinking Water, Revolving Funds Rev. Bonds:
  Series 2002-I, 5.25% 2016                                                                           2,295           2,461
  New York City Municipal Water Fin. Auth. Projects, Second Resolution Bonds, Series 2002-K,
   5.50% 2017                                                                                         5,000           5,594
Health and Hospitals Corp., Health System Bonds, Series 2002-A, FSA insured:
  5.50% 2015                                                                                          2,000           2,180
  5.50% 2016                                                                                          2,605           2,828
Housing Fin. Agcy.:
  Health Facs. Rev. Ref. Bonds (New York City), Series 1996-A, 6.00% 2006                             3,000           3,312
  Service Contract Obligation Rev. Ref. Bonds, Series 1997-C, 5.20% 2010                              1,750           1,874
Local Government Assistance Corp., Series 1991-C, Capital Appreciation Bonds, 0% 2005                 5,000           4,881
Metropolitan Transportation Auth., State Service Contract Ref. Bonds, Series 2002-A, 5.125% 2024      8,000           8,022
State Medical Care Facs. Fin. Agcy.:
  Hospital Insured Mortgage Rev. Ref. Bonds, Series 1994-A, FHA insured:
    5.10% 2010                                                                                        1,045           1,082
    5.25% 2014                                                                                        5,000           5,183
  St. Luke's-Roosevelt Hospital Center, Mortgage Rev. Bonds, Series 1993-A, FHA insured,
    5.60% 2013                                                                                       11,120          11,376
State Thruway Auth.:
  Local Highway and Bridge Service Contract Bonds:
    Series 2001, 5.25% 2015                                                                           2,500           2,676
    Series 2002, 5.50% 2015                                                                          13,250          14,416
  State Personal Income Tax Rev. Bonds:
    Econ. Dev. and Housing, Series 2003-A, 5.00% 2011                                                 5,000           5,418
    Transportation, Series 2002-A:
      5.50% 2015                                                                                      5,000           5,442
      5.50% 2016                                                                                      7,000           7,587
Urban Dev. Corp.:
  Correctional Capital Facs. Rev. Bonds:
    Ref. Series 1993-A, 5.30% 2005                                                                    1,800           1,893
    Series 7, 5.25% 2009                                                                              1,375           1,489
  Correctional and Youth Facs. Service Contract Rev. Bonds (Empire State Dev. Corp.),
    Series 2002-A (put 2011):
    5.00% 2017                                                                                       13,000          13,840
    5.50% 2017                                                                                        5,000           5,481
Castle Rest Residential Health Care Fac., Mortgage Rev. Bonds, Series 1997-A, FHA insured,
  5.60% 2017                                                                                          1,700           1,744
Long Island Power Auth., Electric System General Rev. Bonds:
  Series 2003-B:
    5.25% 2012                                                                                        8,615           9,224
    5.25% 2013                                                                                        1,500           1,592
    5.25% 2014                                                                                        4,500           4,744
  Series 2003-C:
    5.50% 2014                                                                                        2,400           2,571
    5.50% 2021                                                                                        1,000           1,033
City of New York:
  G.O. Bonds:
    Fiscal 1995 Series F (preref. 2005):
      6.60% 2010                                                                                      2,000           2,175
      6.625% 2025                                                                                     1,500           1,632
    Fiscal 1996 Series E, 6.50% 2006                                                                  3,000           3,298
    Fiscal 2001:
      Series F, 5.25% 2011                                                                            6,260           6,657
      Series H, 5.25% 2016                                                                            3,510           3,584
    Fiscal 2002:
      Series B, 5.50% 2012                                                                            7,810           8,357
      Series C, 5.25% 2021                                                                            6,720           6,768
      Series E, 5.75% 2012                                                                            1,500           1,640
      Series G:
        XLCA insured, 5.50% 2012                                                                      1,000           1,106
        5.625% 2013                                                                                   5,000           5,360
    Fiscal 2003 Series A, 5.125% 2010                                                                 3,000           3,199
  Transitional Fin. Auth., Future Tax Secured Bonds:
    Fiscal 1998:
      Series A, 5.00% 2027 (preref. 2007)                                                             1,440           1,601
      Series B, 4.50% 2027                                                                            5,000           4,530
      Series C, 5.00% 2018                                                                            2,000           2,046
    Fiscal 2001 Series C, 5.375% 2015                                                                 2,000           2,155
    Ref. Bonds, Fiscal 2003:
      Series A, 5.50% 2026                                                                           29,300          32,160
      Series B, 5.25% 2029 (expected maturity 2011)                                                  11,600          12,462
Suffolk County Industrial Dev. Agcy., Continuing Care Retirement Community Rev. Bonds
 (Peconic Landing at Southhold, Inc. Project), Series 2000, 8.00% 2030                                2,000           1,967
Triborough Bridge and Tunnel Auth.:
  General Purpose and Rev. Bonds, Series Y, 6.00% 2012                                                1,000           1,156
  General Rev. Ref. Bonds, Series 2002-B:
    5.00% 2010                                                                                        3,500           3,818
    5.25% 2015                                                                                        3,000           3,273
    5.25% 2016                                                                                        4,100           4,366


NORTH CAROLINA  -  2.46%
Eastern Municipal Power Agcy., Power System Rev. Ref. Bonds:
  Series 1993-B:
    6.00% 2006                                                                                        3,120           3,354
    7.25% 2007                                                                                        5,425           6,139
    7.00% 2008                                                                                       10,720          12,162
    6.125% 2009                                                                                       2,000           2,203
    6.00% 2022                                                                                        2,815           2,986
    6.00% 2026                                                                                        1,990           2,085
    MBIA insured, 6.00% 2026                                                                          2,500           2,832
  Series 1993-C, 5.00% 2021                                                                           2,300           2,177
  Series 1993-D, 5.60% 2016                                                                           1,000           1,006
  Series 1999-B:
    5.55% 2014                                                                                        2,800           2,895
    5.60% 2015                                                                                        2,500           2,580
    5.65% 2016                                                                                        2,000           2,058
    5.70% 2017                                                                                        4,775           4,904
  Series 1999-D, 6.75% 2026                                                                           3,500           3,730
  Series 2003-A:
    5.50% 2011                                                                                        1,000           1,052
    5.50% 2012                                                                                        2,500           2,617
  Series 2003-C:
    5.25% 2013                                                                                        2,000           2,044
    5.375% 2016                                                                                       2,500           2,537
  Series 2003-D:
    5.375% 2010                                                                                       1,000           1,053
    5.50% 2014                                                                                        2,500           2,602
    5.50% 2014                                                                                        2,000           2,081
Municipal Power Agcy. Number 1 (Catawba Electric Rev. Bonds):
  Series 1999-A, MBIA insured, 6.00% 2008                                                             3,935           4,461
  Series 1999-B, 6.625% 2010                                                                          1,475           1,681
  Series 2003-A:
    AMBAC insured, 5.25% 2015                                                                         2,000           2,154
    FSA insured, 5.25% 2016                                                                           3,000           3,209
County of Catawba, Hospital Rev. Ref. Bonds (Catawba Memorial Hospital Project), Series 1999
  AMBAC insured, 4.60% 2010                                                                           1,000           1,069
County of New Hanover, Hospital Rev. Bonds (New Hanover Regional Medical Center Project),
  Series 1999, MBIA insured, 5.25% 2011                                                               1,995           2,157


OHIO  -  0.65%
Higher Educational Fac. Commission, Adjustable Rev. Bonds (Kenyon College 2002 Project):
  4.85% 2037 (put 2014)                                                                               2,000           2,012
  5.05% 2037 (put 2016)                                                                               2,300           2,327
Water Dev. Auth., Water Pollution Control Loan Fund Rev. Bonds, Water Quality, Series 2002,
  5.25% 2015                                                                                          2,000           2,158
County of Knox, Hospital Facs. Rev. Ref. Bonds (Knox Community Hospital), Series 1998,
  Radian insured, 4.60% 2007                                                                          2,175           2,300
County of Lorain:
  Health Care Facs. Rev. Ref. Bonds (Kendal at Oberlin), Series 1998-A, 5.25% 2021                    2,000           1,791
  Hospital Facs. Rev. Bonds (Catholic Healthcare Partners):
    Ref. and Improvement Bonds, Series 2001-A, 5.25% 2008                                             2,000           2,155
    Series 2002-A:
      5.50% 2013                                                                                      1,000           1,058
      5.50% 2016                                                                                      2,665           2,774
County of Montgomery, Hospital Facs. Rev. Bonds (Kettering Medical Center Network Obligated
  Group), Series 1999, 6.75% 2022                                                                     1,000           1,059
County of Richland, Hospital Facs. Rev. Improvement Bonds (MedCentral Health System
  Obligated Group), Series 2000-B:
  6.375% 2022                                                                                         1,250           1,312
  6.375%  2030                                                                                        2,000           2,090


OKLAHOMA  -  0.34%
Health System Rev. Bonds, Baptist Medicine Center of Oklahoma, Series 1995-C, AMBAC insured,
  6.375% 2009                                                                                         2,500           2,740
Industries Auth., Rev. Ref. Bonds:
  Health Facs. (Sisters of Mercy Health System, St. Louis, Inc.), Series 1993-A, 5.00% 2013           2,505           2,525
  Health System (Obligated Group consisting of INTEGRIS Baptist Medical Center, Inc.,
    INTEGRIS South Oklahoma City Hospital Corp. and INTEGRIS Rural Health, Inc.), Series 1995-D,
    AMBAC insured, 6.00% 2009                                                                         2,500           2,837
Tulsa Industrial Auth., Hospital Rev. and Ref. Bonds, St. John Medical Center Project,
  Series 1996, 5.375% 2017                                                                            3,000           3,053


OREGON  -  0.46%
City of Klamath Falls, Electric Rev. Ref. Bonds (Klamath Cogeneration Project), Series 1999:
  5.75% 2013                                                                                          3,000           2,979
  5.875% 2016                                                                                         3,500           3,392
  6.00% 2025                                                                                          9,090           8,641


PENNSYLVANIA  -  3.59%
Convention Center Auth., Rev. Ref. Bonds, Series 1994-A, 6.25% 2004                                   4,375           4,474
Higher Educational Facs. Auth., UPMC Health System Rev. Bonds, Series 1999-A, FSA insured,
  5.00% 2009                                                                                          2,000           2,173
Turnpike Commission, Oil Franchise Tax Senior Rev. Bonds, Series 2003-A, MBIA insured,
   3.00% 2004                                                                                         3,450           3,536
Allegheny County:
  Cert. of Part. (ACJCT Fac. Holdings L.P.), AMBAC insured, 5.00% 2019                                2,150           2,189
  Hospital Dev. Auth., AMBAC insured:
    Health System Rev. Bonds, Catholic Health East Issue, Series 1998-A,:
      5.50% 2008                                                                                      1,000           1,118
      5.00% 2010                                                                                      2,705           2,891
    UPMC Health System Rev. Ref. Bonds, Series 1999-B, 5.25% 2008                                     5,160           5,719
Port Auth. of Allegheny County, Special Rev. Transportation Bonds, Ref. Series 2001,
  FGIC insured, 5.50% 2015                                                                            1,000           1,089
Chester County, Health and Education Facs. Auth., Health System Rev. Bonds (Jefferson Health
  System), Series 1997-B, 5.375% 2027                                                                 4,150           4,095
Delaware County Auth., Rev. Bonds, Catholic Health Systems, Series A, AMBAC insured, 5.00% 2010       2,465           2,634
Erie County, Industrial Dev. Auth., Environmental Improvement Rev. Ref. Bonds (International
  Paper Co. Projects), Series 2002-A, 4.90% 2009                                                      2,200           2,299
Lehigh County, General Purpose Auth. Rev. Bonds (KidsPeace Obligated Group), Series 1998,
  ACA insured, 5.70% 2009                                                                             1,500           1,653
Montgomery County Industrial Dev. Auth. Retirement Community Rev. Bonds (ACTS Retirement
  Life Communities, Inc. Obligated Group):
  Series 1996-B, 5.75% 2017                                                                           2,000           2,055
  Series 1998, 5.25% 2028                                                                            17,500          16,221
  Ref. Bonds, Series 1996-A, 5.875% 2022                                                              2,890           2,927
Hospitals and Higher Education Facs. Auth. of Philadelphia:
  Frankford Hospital, Series A (escrowed to maturity):
    6.00% 2014                                                                                        3,640           3,807
    6.00% 2023                                                                                        4,000           4,203
  Health System Rev. Bonds (Jefferson Health System):
    Series 1997-A:
      5.50% 2006                                                                                      2,285           2,456
      5.50% 2007                                                                                      1,995           2,163
      5.50% 2008                                                                                      2,000           2,177
      5.00% 2009                                                                                      1,000           1,059
      5.00% 2010                                                                                      1,000           1,040
    Series 1999-A, 5.00% 2018                                                                         1,475           1,440
  Hospital Rev. Bonds (Temple University Hospital):
    Series 1993-A, 6.50% 2008                                                                        12,320          13,031
    Series 1997, 5.70% 2009                                                                           1,000           1,009
Philadelphia Auth. for Industrial Dev., Rev. Bonds (Cathedral Village Project), Series 1998,
   5.50% 2010                                                                                         2,815           2,810
City of Pittsburgh, G.O. Ref. Bonds, Series 1996-A, MBIA insured, 6.00% 2005                          4,000           4,276
City of Pottsville Hospital Auth., Hospital Rev. Bonds (The Pottsville Hospital and Warne
  Clinic), Series 1994, 7.25% 2024 (preref. 2004)                                                     8,500           9,081
Scranton-Lackawanna Health and Welfare Auth., City of Scranton, Lackawanna County, Hospital
  Rev. Bonds (Moses Taylor Hospital Project), Series 1997:
  6.05% 2010                                                                                          1,000             634
  6.15% 2012                                                                                          2,245           1,409
  6.15% 2014                                                                                          3,000           1,870
  6.20% 2017                                                                                          3,000           1,857
Westmoreland County, Health Care Fac. Rev. Bonds (Redstone Presbyterian SeniorCare
  Obligated Group), Fixed Rate Rev. Bonds, Series 2000-B, 8.125% 2030                                 6,500           7,020


PUERTO RICO  -  0.04%
The Children's Trust Fund, Tobacco Settlement Asset-backed Bonds, Series 2000,
  5.75% 2020 (preref. 2010)                                                                           1,245           1,390


RHODE ISLAND  -  0.60%
Depositors Econ. Protection Corp., Special Obligation Bonds, Series 1993-A:
  MBIA insured, 5.75% 2012                                                                            4,850           5,567
  5.75% 2021                                                                                          2,715           3,021
  5.75% 2021 (escrowed to maturity)                                                                   1,210           1,346
Health and Educational Building Corp., Hospital Fncg. Rev. Bonds, Lifespan Obligated
  Group Issue, Series 2002:
  6.375% 2021                                                                                         4,000           4,070
  6.50% 2032                                                                                          5,385           5,387


SOUTH CAROLINA  -  1.22%
Econ. Dev. Auth.:
  Hospital Ref. and Improvement Rev. Bonds (Palmetto Health Alliance), Series 2003-C, 6.375% 2034     3,000           2,940
  Hospital Rev. Bonds (Georgetown Memorial Hospital), Series 1998, AMBAC insured, 5.75% 2010          2,000           2,079
Florence County, Hospital Rev. Bonds (McLeod Regional Medical Center Project), Series 1998-A,
 MBIA insured, 5.25% 2010                                                                             2,785           3,008
Georgetown County, Pollution Control Rev. Ref. Bonds (International Paper Company Projects),
  Series 1999-A, 5.125% 2012                                                                          3,000           3,054
Lexington County Health Services Dist. Inc., Hospital Rev. Ref. and Improvement Bonds,
  Series 1997, FSA insured:
  5.50% 2007                                                                                          2,000           2,226
  5.00% 2009                                                                                          1,000           1,092
Piedmont Municipal Power Agcy., Electric Rev. Bonds:
  Ref. Series 1991, FGIC insured, 6.25% 2021                                                          4,640           5,363
  Ref. Series 1999-A, 5.25% 2015                                                                      8,420           8,059
Tobacco Settlement Rev. Management Auth., Tobacco Settlement Asset-backed Bonds,
  Series 2001-B, 6.00% 2022 (expected maturity 2012)                                                 14,090          11,813


SOUTH DAKOTA  -  0.53%
Building Auth., Rev. Capital Appreciation Bonds, Series 1996-A, AMBAC insured, 0% 2014                3,780           2,233
Health and Educational Facs. Auth., Rev. Ref. Bonds (Rapid City Regional Hospital Issue),
  Series 1999, MBIA insured:
  5.00% 2007                                                                                          2,045           2,218
  5.00% 2009                                                                                          4,010           4,282
  5.00% 2010                                                                                          4,175           4,390
Housing Dev. Auth., Homeownership Mortgage Bonds:
  Series 1995-A, 5.80% 2014                                                                           3,000           3,065
  Series 2002-F, 4.30% 2014                                                                           1,030           1,018


TENNESSEE  -  1.73%
Fort Sanders Alliance Obligated Group, The Health, Educational and Housing Facs. Board of
  the County of Knox, Hospital Rev. Bonds, Series 1990-A, MBIA insured, 6.25% 2013                    2,000           2,277
Memphis-Shelby County Airport Auth., Special Facs. Rev. Ref. Bonds (Federal Express Corp.):
  Series 2001, 5.00% 2009                                                                             1,000           1,069
  Series 2002, 5.05% 2012                                                                             9,500           9,875
Health and Education Facs. Board of the Metropolitan Governernment of Nashville and Davidson
   County, Rev. Bonds (Blakeford Project), Series 1994-A, 9.25% 2024 (preref. 2004)                   6,600           7,167
Shelby County, G.O. Ref. Capital Appreciation Bonds, Series 1996-B, 0% 2011                           3,750           2,685
The Health, Educational and Housing Fac. Board of the County of Shelby, Hospital Rev. Bonds
  (Methodist Healthcare), Series 2002, 6.00% 2020                                                     9,500           9,890
The Health, Educational and Housing Facs. Board of the County of Sullivan, (Wellmonth Health
  System Project):
  Hospital Rev. Bonds, Series 2002:
    6.75% 2014                                                                                        2,360           2,627
    6.75% 2016                                                                                        2,690           2,961
    6.25% 2022                                                                                        2,000           2,061
    6.25% 2032                                                                                        6,000           6,109
  Hospital Rev. Ref. Bonds, Series 2003, Radian insured:
    5.00% 2011                                                                                        6,000           6,235
    5.00% 2013                                                                                        3,000           3,068


TEXAS  -  12.15%
Public Fin. Auth., G.O. Ref. Bonds, Series 2001-A, 5.375% 2016                                        2,540           2,728
Turnpike Auth., Central Turnpike System, Second Tier Bond Anticipation Notes, Series 2002,
  5.00% 2008                                                                                         10,000          10,972
Water Financial Assistance and Ref. Bonds, Series 2003-C, 5.00% 2015                                  1,500           1,590
Amarillo Health Facs. Corp., Hospital Rev. Bonds (Baptist St. Anthony's Hospital Corp. Project),
  Series 1998, FSA insured, 5.50% 2015                                                                6,320           6,844
City of Austin (Travis and Williamson Counties):
  Electric Utility Rev. Ref. Bonds, Series 2003, MBIA insured, 5.00% 2011                             1,000           1,082
  Water and Wastewater System Rev. Ref. Bonds, Series 2001-B, FSA insured, 5.75% 2016                 6,800           7,521
Bell County Health Facs. Dev. Corp., Retirement Fac. Rev. Bonds (Buckner Retirement
  Services, Inc. Obligated Group Project), Series 1998 :
  5.25% 2009                                                                                          1,620           1,724
  5.00% 2010                                                                                          1,705           1,766
  5.25% 2028                                                                                          9,400           8,760
Brazos River Auth., Rev. Ref. Bonds (Houston Industries Incorporated Project), MBIA insured,
  4.90% 2015                                                                                          3,360           3,486
Brazos River Harbor Navigation, Dist. of Brazoria County, Environmental Facs. Rev. Bonds
  (The Dow Chemical Company Project), Series 2002-B3, 5.15% 2033 (put 2009)                           6,600           6,824
Industrial Dev. Corp. of Port of Corpus Christi, Rev. Ref. Bonds (Valero Refining and
  Marketing Co. Project), Series 1997-C, 5.40% 2018                                                   7,800           7,717
Cypress-Fairbanks Independent School Dist. (Harris County):
  Unlimited Tax Ref., Capital Appreciation Bonds, Series 1993-A, 0% 2013                              6,675           4,341
  Unlimited Tax Ref. and Schoolhouse Bonds, Series 2001, 5.25% 2016                                   3,500           3,709
City of Dallas :
  G.O. Limited Tax:
    5.00% 2014                                                                                        3,400           3,585
    5.00% 2015                                                                                        2,000           2,098
  Dallas, Denton, Collin and Rockwall Counties:
    G.O. Ref. and Improvement Bonds, Series 1998, 5.00% 2012                                          1,000           1,057
    Waterworks and Sewer System Rev. Ref. Bonds, Series 2002, 5.00% 2009                              1,285           1,418
Dallas County, Unlimited Tax Ref. and Improvement Bonds, G.O. Ref. Bonds, Series 2001-A:
  5.375% 2013                                                                                         2,465           2,683
  5.375% 2015                                                                                         3,725           4,015
DeSoto Independent School Dist. (Dallas County), Unlimited Tax School Building and
  Ref. Bonds, Series 2001:
  0% 2018                                                                                             2,835           1,308
  0% 2019                                                                                             3,335           1,439
  0% 2020                                                                                             3,335           1,344
Eanes Independent School Dist. (Travis County), Unlimited Tax School Building Bonds, Series 2001:
  5.50% 2014                                                                                          2,050           2,239
  5.50% 2015                                                                                          2,150           2,337
  5.50% 2016                                                                                          1,125           1,219
Garland Independent School Dist. (Dallas County), Unlimited Tax Ref. and School Building Bonds,
  Series 2001:
  5.50% 2013                                                                                          2,170           2,373
  5.50% 2015                                                                                          2,420           2,624
Harris County :
  G.O. and Rev. Ref. Bonds, Series 2002, MBIA insured, 0% 2015                                        6,000           3,363
  Unlimited Tax Road G.O. Ref. Bonds, Series 2001, 5.375% 2015                                        2,500           2,696
  Health Facs. Dev. Corp.:
    Hospital Rev. Bonds:
      Memorial Hermann Healthcare System, Series 2001-A, 6.375% 2029                                 13,900          14,740
      Memorial Hermann Hospital System Project, Series 1998, FSA insured:
        5.25% 2008                                                                                    1,890           2,066
        5.50% 2011                                                                                    5,000           5,476
        5.50% 2014                                                                                    4,790           5,214
        5.50% 2015                                                                                   10,325          11,264
    Rev. Bonds:
      CHRISTUS Health, Series 1999-A, MBIA insured, 5.50% 2010                                        3,380           3,675
      St. Luke's Episcopal Hospital:
        Series 2001-A:
          5.625% 2014                                                                                 1,000           1,063
          5.625% 2015                                                                                 2,500           2,643
          5.625% 2016                                                                                 2,700           2,836
          5.625% 2018                                                                                 2,000           2,077
          5.50% 2020                                                                                  4,000           4,079
          5.50% 2021                                                                                  5,740           5,834
        Series 2002:
          5.50% 2015                                                                                  1,000           1,055
          5.50% 2016                                                                                  1,000           1,048
          5.50% 2018                                                                                  1,105           1,142
  Permanent Improvement and Ref. Bonds, Series 2002:
    5.00% 2010                                                                                        2,000           2,184
    5.25% 2016                                                                                        2,700           2,878
Hidalgo County Health Services Corp., Hospital Rev. Bonds (Mission Hospital, Inc. Project),
  Series 1996:
  7.00% 2008                                                                                            760             800
  6.75% 2016                                                                                          1,740           1,736
City of Houston, FSA insured:
  Airport System Subordinate Lien Rev. Bonds, Series 2002-A:
    5.50% 2015                                                                                        3,000           3,259
    5.00% 2022                                                                                        3,000           2,998
  Water and Sewer System, Junior Lien Rev. Ref. Bonds, Series 1998-A, 0% 2019                         3,000           1,275
Jefferson County, Health Facs. Dev. Corp., Baptist Hospitals of Southeast Texas, FHA insured
  Mortgage Rev. Bonds, Series 2001, AMBAC insured, 5.20% 2021                                         4,000           4,056
Katy Independent School Dist. (Fort Ben, Harris and Waller Counties):
  Limited Tax Ref. Bonds, Series 2001:
    5.50% 2015                                                                                        1,290           1,399
    5.50% 2016                                                                                        1,805           1,951
  Unlimited Tax School Building Bonds:
    Ref. Capital Appreciation Bonds, Series 2001, 0% 2012                                             6,040           4,054
    Series 2003-A, 5.00% 2016                                                                         2,575           2,690
Ladero Independent School Dist. (Webb County), Unlimited Tax School Building and Ref. Bonds,
  Series 2001, 5.375% 2015                                                                            2,000           2,155
Lewisville Independent School Dist. (Denton County), Unlimited Tax School Building and Ref.
  Bonds, Series 2001, 5.50% 2015                                                                      2,000           2,174
Mansfield Independent School Dist. (Tarrant and Johnson Counties), Unlimited Tax School
 Building and Ref. Bonds, Series 2001, 5.50% 2016                                                     2,635           2,849
McKinney Independent School Dist. (Collin County), School Building Unlimited Tax Bonds,
 Series 2001, 5.125% 2016                                                                             2,075           2,175
Midway Independent School Dist. (McLennan County), Unlimited Tax School Building and Ref. Bonds,
 Capital Appreciation, Series 2000, 0% 2019                                                           5,000           2,173
Northeast Medical Clinic, Hospital Auth., County of Humble, Rev. Bonds, FSA insured, 6.25% 2012       1,000           1,158
Northside Independent School Dist.:
  Unlimited Tax School Building and Ref. Bonds, Series 2001, 5.50% 2014                               4,000           4,357
  Variable Rate Unlimited Tax School Building Bonds, Series 2001-A:
    5.375% 2016                                                                                       2,560           2,745
    5.375% 2017                                                                                       2,695           2,872
    5.375% 2018                                                                                       2,835           3,002
City of Plano (Collin and Denton Counties), G.O. Ref. and Improvement Bonds, Series 2002,
  4.00% 2004                                                                                          5,975           6,153
Round Rock Independent School Dist. (Williamson and Travis Counties), Unlimited Tax School
  Building Bonds, Series 2001-A,:
  5.50% 2015                                                                                          2,000           2,174
  5.50% 2016                                                                                          2,500           2,708
  5.50% 2022 (put 2011)                                                                               9,000           9,317
Sam Rayburn Municipal Power Agcy., Power Supply System Rev. Ref. Bonds, Series 2002:
  RADIAN insured, 5.125% 2017                                                                         8,000           8,023
  6.00% 2021                                                                                          1,000           1,018
City of San Antonio:
  General Improvement and Ref. Bonds:
    Series 2001:
      5.25% 2015                                                                                      8,425           8,972
      5.25% 2016                                                                                      8,385           8,891
    Series 2002, 3.00% 2004                                                                           1,000           1,009
  General Improvement Forward Ref. Bonds, Series 2002, 5.00% 2011                                     4,000           4,336
  Electric and Gas Rev. Ref. Bonds (Forward Delivery), New Series 2003, 5.25% 2011                    9,000           9,708
  Electric and Gas Systems Rev. and Ref. Bonds:
    New Series 1998-A:
      5.25% 2015                                                                                      3,300           3,516
      5.25% 2015 (preref. 2009)                                                                       1,775           1,992
    New Series 2002:
      5.375% 2015                                                                                     9,000           9,844
      5.375% 2016                                                                                     4,650           4,978
  Bexar County, Water System Rev. and Ref. Bonds, Series 2001, 5.00% 2016                             1,000           1,038
San Antonio Independent School Dist.:
  Unlimited Tax Ref. Bonds, Series 2001-B:
    5.375% 2013                                                                                       4,260           4,634
    5.375% 2015                                                                                       4,390           4,732
  Unlimited Tax School Building Bonds, Series 2001-A:
    5.375% 2015                                                                                       1,515           1,633
    5.375% 2016                                                                                       1,705           1,830
Spring Branch Independent School Dist. (Harris County), Limited Tax Schoolhouse and
  Ref. Bonds, Series 2001:
  5.375% 2015                                                                                         3,875           4,166
  5.375% 2016                                                                                         3,070           3,288
Tarrant County, Health Facs. Dev. Corp.:
  Health Resources System Rev. Bonds, Series 1997-A, MBIA insured:
    5.50% 2007                                                                                        4,000           4,381
    5.75% 2015                                                                                        3,000           3,334
  Hospital Rev. Bonds (Baylor Health Care System Project), Series 2002-A:
    5.00% 2019                                                                                        5,500           5,365
    5.25% 2022                                                                                        3,000           2,976
Tarrant Regional Water Dist., A Water Control and Improvement Dist., Water Rev. Ref.
  and Improvement Bonds, Series 2002, FSA insured:
  5.00% 2010                                                                                          1,000           1,085
  5.00% 2013                                                                                          3,000           3,204
Board of Regents of the Texas A&M University System, Permanent University Fund Ref. Bonds,
  Series 2003,5.25% 2016                                                                              5,000           5,371
Tomball Hospital Auth., Rev. Ref. Bonds, Series 1993, 6.125% 2023                                     2,000           1,992
Board of Regents of The University of Texas System:
  Permanent University Fund Bonds, Series 2002-B:
    5.25% 2015                                                                                        7,435           7,971
    5.25% 2016                                                                                        2,315           2,465
  Rev. Fncg. System Bonds
    Series 1996-B, 5.00% 2011                                                                         3,750           4,008
    Series 2001-B, 5.375% 2013                                                                        2,000           2,177
    Series 2001-C, 5.375% 2016                                                                        4,000           4,294
    Series 2003-B:
      5.25% 2010                                                                                      1,895           2,100
      5.25% 2011                                                                                      3,105           3,424
      5.375% 2016                                                                                     1,000           1,086
  Rev. Ref. Fncg. System Bonds, Series 2002-B, 5.25% 2016                                             7,280           7,912
Waco Health Facs. Dev. Corp., Rev. Ref. Bonds (Hillcrest Health System), Series 2003,
  MBIA insured, 5.00% 2012                                                                            1,895           2,004
Weatherford Independent School Dist. (Parker County), Unlimited Tax School Building and
  Ref. Bonds, Capital Appreciation, Series 2000, 0% 2018                                              2,625           1,251


UTAH  -  0.68%
Alpine School Dist., Utah County, G.O. School Building Bonds (Utah School Bond Guaranty Program),
  Series 2001-A:
  5.25% 2015                                                                                          3,000           3,219
  5.25% 2016                                                                                          4,225           4,519
Salt Lake County, G.O. Ref. Bonds, Series 2001:
  5.25% 2011                                                                                          5,000           5,544
  5.00% 2012                                                                                          8,130           8,756


VERMONT  -  0.07%
Educational and Health Buildings Fncg. Agcy., Hospital Rev. Bonds (Medical Center Hospital
  of Vermont Project), Series 1993, FGIC insured, 5.75% 2007                                          2,250           2,300


VIRGINIA  -  1.12%
City of Chesapeake, G.O. Public Improvement and Ref. Bonds, Series 2001, 5.50% 2011                   3,500           3,949
Dulles Town Center, Community Dev. Auth. (Loudoun County), Special Assessment Bonds (Dulles
  Town Center Project), Series 1998, 6.25% 2026                                                       2,495           2,467
Fairfax County:
  Econ. Dev. Auth., Retirement Community Rev. Bonds (Greenspring Village, Inc. Fac.),
   Series 1999-A, 7.50% 2029                                                                         15,500          16,087
  Industrial Dev. Auth., Hospital Rev. Ref. Bonds (Inova Health System Hospitals Project),
    Series 1993-A:
    5.00% 2011                                                                                        1,300           1,377
    5.00% 2023                                                                                        1,200           1,199
Gateway Community Dev. Auth. (Prince William County), Special Assessment Bonds, Series 1999,
  6.25% 2026                                                                                          2,119           2,121
Industrial Dev. Auth., Hanover County, Hospital Rev. Bonds (Memorial Regional Medical Center
  Project at Hanover Medical Park), Series 1995, MBIA insured, 6.50% 2009                             1,000           1,174
Heritage Hunt Commercial Community Dev. Auth. (Prince William County), Special Assessment Bonds:
  Series 1999-A, 6.85% 2019                                                                           2,482           2,586
  Series 1999-B, 7.00% 2029                                                                             974           1,020
City of Newport News, G.O. General Improvement Bonds, Series 2000-A, 5.50% 2004                       3,300           3,400
Peninsula Ports Auth. Health System Rev. Ref. Bonds (Riverside Health System Project), Series 1998,
  MBIA insured, 5.00% 2010                                                                            1,000           1,076


WASHINGTON  -  7.38%
G.O. Bonds:
  Motor Vehicle Fuel Tax, Series 2002-C, FSA insured, 5.00% 2017                                      5,000           5,177
  Series 2003-A, 5.00% 2013                                                                           6,260           6,679
  Various Purpose,  Series 2001-C, 5.00% 2010                                                         7,310           7,922
Health Care Facs. Auth., Rev. Bonds :
  Providence Health System, Series 2001-A, MBIA insured:
    5.50% 2011                                                                                        6,565           7,202
    5.625% 2014                                                                                       3,000           3,236
    5.625% 2015                                                                                       8,635           9,336
  Group Health Cooperative of Puget Sound, Series 2001, AMBAC insured, 5.375% 2012                    1,500           1,628
Public Power Supply System, Rev. Ref. Bonds:
  Nuclear Project No. 1, Series 1997-B, 5.125% 2014                                                   5,000           5,175
  Nuclear Project No. 2:
    Series 1993-B, FSA insured, 5.65% 2008                                                            3,030           3,416
    Series 1994-A, 6.00% 2007                                                                        19,900          22,337
    Series 1998-A, 5.00% 2012                                                                         6,200           6,479
  Nuclear Project No. 3:
    Series 1989-A, MBIA insured, 0% 2013                                                              4,000           2,533
    Series 1989-B, 7.125% 2016                                                                        5,250           6,553
Central Puget Sound Regional Transit Auth., Sales Tax and Motor Vehicle Excise Tax Bonds,
  Series 1999, FGIC insured:
  5.25% 2021                                                                                          5,500           5,780
  4.75% 2028                                                                                         21,940          20,580
Clark County, Vancouver School Dist. No. 37, Unlimited Tax Deferred Interest G.O. Bonds,
  Series 2001-C, FGIC insured, 0% 2016                                                                5,000           2,605
Energy Northwest:
  Columbia Generating Station Ref. Electric Rev. Bonds:
    Series 2001-A, FSA insured:
      5.375% 2013                                                                                     3,000           3,270
      5.50% 2016                                                                                     13,000          14,071
    Series 2003-A, 5.50% 2015                                                                         3,000           3,292
  Ref. Electric Rev. Bonds:
    Project No. 1:
      Series 2002-A, MBIA insured:
        5.50% 2015                                                                                    5,000           5,447
        5.50% 2016                                                                                    5,000           5,416
      Series 2003-A:
        5.50% 2014                                                                                    5,000           5,490
        5.50% 2016                                                                                    7,000           7,531
    Project No. 3, Series 2001-A, FSA insured, 5.50% 2017                                             5,000           5,381
King County:
  Limited Tax G.O. Ref. Bonds (Baseball Stadium), Series 2002:
    5.50% 2012                                                                                        2,675           2,991
    5.50% 2012 (escrowed to maturity)                                                                   325             368
  Sewer Rev. Bonds, Rev. Ref. Bonds:
    Series 2001, FGIC insured, 5.25% 2015                                                             2,000           2,138
    Series 2002-B, FSA insured, 5.50% 2015                                                            4,500           4,896
Public Utility Dist. No. 1:
  Chelan County, Columbia River-Rock Island Hydro-Electric System Rev. Ref. Bonds, Series 1997-A,
    MBIA insured, 0% 2019                                                                            11,345           4,857
  Lewis County, Cowlitz Falls Hydroelectric Project Rev. Ref. Bonds, Series 2003, XLCA insured,
    5.00%                                                                                            25,000           5,338
  Snohomish County, FSA insured:
    Electric System Rev. Bonds, Series 2002, 5.25% 2014                                               1,500           1,615
    Generation System Rev. Ref. Bonds, Series 2002-B, 5.25% 2012                                      2,250           2,461
City of Seattle:
  Limited Tax G.O. Bonds, 2001 (Various Purposes):
    5.00% 2013                                                                                        3,835           4,077
    5.00% 2014                                                                                        4,040           4,260
    5.25% 2015                                                                                        4,255           4,545
    5.375% 2016                                                                                       4,485           4,822
    5.375% 2017                                                                                       4,440           4,750
    5.375% 2018                                                                                       2,000           2,126
  Municipal Light and Power Improvements and Rev. Ref. Bonds, Series 2001, FSA insured:
    5.50% 2012                                                                                        2,000           2,194
    5.50% 2016                                                                                        5,000           5,406
Port of Seattle, Subordinate Lien Rev. Bonds, Series 1999-A, FGIC insured:
  5.50% 2016                                                                                          3,080           3,405
  5.50% 2018                                                                                          7,920           8,691
  5.50% 2019                                                                                          3,630           3,969


WISCONSIN  -  1.76%
G.O. Bonds:
  Ref. Bonds, Series 1998-1, 5.50% 2010                                                               3,225           3,627
  Series 1999-A, 5.00% 2012                                                                           3,390           3,567
Badger Tobacco Asset Securitization Corp., Tobacco Settlement Asset-backed Bonds:
  Rev. Bonds, 5.50% 2006                                                                              1,000           1,013
  6.125% 2027 (expected maturity 2014)                                                               20,875          17,440
Health and Educational Facs. Auth., Rev. Bonds:
  Children's Hospital Project, Series 1993, FGIC insured, 5.50% 2006                                  2,000           2,188
  Children's Hospital of Wisconsin, Inc., Series 1998, AMBAC insured, 5.625% 2015                     1,130           1,247
  Froedtert & Community Health Obligated Group, Series 2001:
    5.625% 2014                                                                                       1,000           1,051
    5.625% 2015                                                                                       1,100           1,151
  Medical College of Wisconsin, Series 1993, 5.95% 2015                                               3,000           3,091
  The Monroe Clinic, Inc.:
    Series 1998:
      4.80% 2010                                                                                      1,110           1,144
      4.90% 2011                                                                                      1,165           1,190
    Series 1999:
      5.125% 2016                                                                                     1,000             999
      5.375% 2022                                                                                     2,000           1,946
Housing and Econ. Dev. Auth.:
  Home Ownership Rev. Bonds, Series 1998-A, 5.375% 2017                                               1,510           1,553
  Housing Rev. Bonds, Series 1992-A, 6.40% 2003                                                         725             730
Pollution Control and Industrial Dev. Rev. Bonds (General Motors Corp. Projects), City of
 Janesville, Series 1984, 5.55% 2009                                                                  3,650           3,898
Milwaukee Metropolitan Sewerage Dist., Milwaukee, Ozaukee, Washington and Waukesha Counties,
 G.O. Sewerage Systems Bonds, Series 2001-A, 5.25% 2014                                               3,590           3,870
City of Superior, Limited Obligation Rev. Ref. Bonds (Midwest Energy Resources Co.
 Project), Series 1991-E (collateralized), FGIC insured, 6.90% 2021                                   6,000           7,447


                                                                                                                  3,072,581

                                                                                                   PRINCIPAL        MARKET
                                                                                                      AMOUNT         VALUE
SHORT-TERM SECURITIES  -  4.76%                                                                        (000)         (000)

Alexandria, Virginia, Redev. and Housing Auth., Residential Care Fac. First Mortgage Rev. Bonds
 (Goodwin House), Multi-Mode Series 1996-B, 0.80% 2006 (3)                                         $  1,300           1,300
Public Building Auth. of the City of Clarksville, Tennessee, Pooled Fncg. Rev. Bonds:  (3)
  Series 2001, 0.85% 2031                                                                             3,415           3,415
  Tennessee Municipal Bond Fund, Series 2003, 0.85% 2033                                             10,600          10,600
City of Detroit, Michigan, Sewage Disposal System, Rev. Bonds, Series 2003-B, FSA insured,
 0.80% 2033 (3)                                                                                       1,700           1,700
Howard County, Maryland, Consolidated Public Improvement Commercial Paper Bond Anticipation Notes,
 Seri 2003-C, 0.85% 9/8/2003                                                                          5,500           5,500
Intermountain Power Agcy., State of Utah, Power Supply Rev. Bonds, Series 1985-F, 0.85% 9/4/2003      8,900           8,900
Lehigh County, Pennsylvania General Purpose Auth. (Saint Luke's Hospital of Bethlehem, PA Project),
  Hospital Rev. Bonds, Series of 2001, 0.80% 2031 (3)                                                 2,200           2,200
Maryland Health and Higher Educational Facs. Auth., Pooled Loan Program Rev. Bonds, Series 1994-D,
  0.80% 2029 (3) (4)                                                                                  6,295           6,295
The Commonwealth of Massachusetts: (3)
  G.O. Ref. Bonds:
    Series 1998-A, 0.80% 2016                                                                        17,500          17,500
    Series 1998-B, 0.80% 2016 (4)                                                                     6,000           6,000
  Water Resources Auth., Multi-Modal Subordinated G.O. Rev. Ref. Bonds, FGIC insured:
    Series 1998-D, 0.78% 2026                                                                        20,700          20,700
    Series 2000-C, 0.78% 2037                                                                         3,000           3,000
State of Michigan, FSA insured: (3)
  Grant Anticipation Notes, Series 2001-D, 0.80% 2008                                                10,000          10,000
  State Building Auth., Multi-Modal Rev. Bonds (Facs. Program), Series 2002-II, 0.80% 2036            5,000           5,000
County of Montgomery, Tennessee, The Public Building Auth., Pooled Fncg. Rev. Bonds
  (Tennessee County Loan Pool): (3)
  Series 1999, 0.85% 2029                                                                            13,700          13,700
  Series 2002, 0.85% 2032                                                                             2,200           2,200
Metropolitan Transportation Auth., New York, Transportation Rev. Ref. Bonds, Series 2002-D2,
 FSA insured, 0.85% 2032 (3)                                                                         11,000          11,000
County of Riverside, California, Cert. of Part. ACES (Riverside County Public Facs. Project),
 Series 196,000 0.85% 206,000)
Industrial Dev. Auth. of the City of Roanoke, Virginia, Hospital Rev. Ref. Bonds (Carilion
 Health System Obligated Group): (3)
  Series 2002-B, 0.80% 2027                                                                           1,800           1,800
  Series 2002-C, 0.80% 2027                                                                           2,320           2,320
San Diego Community College Dist., San Diego County, California, G.O. Obligation Bonds,
 Election 2002, Series 2003-A, FSA insured, 3.00% 5/1/2004                                            3,740           3,790
Sweetwater County, Wyoming, Customized Purchase Pollution Control Rev. Ref. Bonds (Pacificorp
 Project), Series 1988-B, 0.90% 2014 (3)                                                              1,700           1,700

                                                                                                                    154,620


Total investment securities (cost: $3,146,409,000)                                                                3,227,201
Other assets less liabilities                                                                                        18,151

Net assets                                                                                                       $3,245,352


(1) Purchased in a private placement transaction; resale may be limited to qualified institutional buyers; resale to the public may require registration.
(2) Company not making scheduled interest payments; bankruptcy proceedings pending.
(3) Coupon rate may change periodically; the date of the next scheduled coupon rate change is considered to be the maturity date.
(4) This security, or a portion of this security, has been segregated to cover funding requirements on investment transactions settling in the future.



See Notes to Financial Statements

Key to Abbreviations

Agcy. = Agency
AMT = Alternative Minimum Tax
Auth. = Authority
Cert. of Part. = Certificates of Participation
Dept. = Department
Dev. = Development
Dist. = District
Econ. = Economic
Fac. = Facility
Facs. = Facilities
Fin. = Finance
Fncg. = Financing
G.O. = General Obligation
Preref. = Prerefunded
Redev. = Redevelopment
Ref. = Refunding
Rev. = Revenue


FINANCIAL STATEMENTS

STATEMENT OF ASSETS AND LIABILITIES at August 31, 2003
                   (dollars and shares in thousands, except per-share amounts)

ASSETS:
  Investment securities at market (cost: $3,146,409)                $3,227,201
  Cash                                                                      65
  Receivables for:
    Sales of fund's shares                             $6,714
    Interest                                           40,995           47,709
  Other assets                                                               5
                                                                     3,274,980
LIABILITIES:
  Payables for:
    Purchases of investments                           16,057
    Repurchases of fund's shares                        7,326
    Dividends on fund's shares                          3,590
    Investment advisory services                          865
    Services provided by affiliates                     1,706
    Deferred Directors' compensation                       79
    Other fees and expenses                                 5           29,628
NET ASSETS AT AUGUST 31, 2003                                       $3,245,352

NET ASSETS CONSIST OF:
  Capital paid in on shares of capital stock                        $3,168,942
  Undistributed net investment income                                    2,940
  Accumulated net realized loss                                         (7,322)
  Net unrealized appreciation                                           80,792
NET ASSETS AT AUGUST 31, 2003                                       $3,245,352


TOTAL AUTHORIZED CAPITAL STOCK - 500,000 SHARES, $.001 PAR VALUE
                                                                  Net asset
                                                  Shares          value per
                               Net assets       outstanding       share (1)

Class A                        $2,904,592         238,619          $12.17
Class B                           114,043           9,369           12.17
Class C                           120,528           9,902           12.17
Class F                            68,014           5,587           12.17
Class R-5                          38,175           3,136           12.17


(1) Maximum offering price and redemption price per share were equal to the net asset value per share for all share classes, except for Class A, for which the maximum offering price per share was $12.64.


See Notes to Financial Statements

STATEMENT OF OPERATIONS for the year ended August 31, 2003
                                                         (dollars in thousands)
INVESTMENT INCOME:
  Income:
    Interest                                                          $156,417
  Fees and expenses:
    Investment advisory services                       $9,983
    Distribution services                               9,388
    Transfer agent services                               708
    Administrative services                               304
    Reports to shareholders                               140
    Registration statement and prospectus                 278
    Postage, stationery and supplies                      100
    Directors' compensation                                41
    Auditing and legal                                     70
    Custodian                                              56
    State and local taxes                                  33           21,101
  Net investment income                                                135,316

NET REALIZED LOSS AND UNREALIZED
  DEPRECIATION ON INVESTMENTS:
  Net realized loss on investments                                      (7,442)
  Net unrealized depreciation on investments                           (53,242)
    Net realized loss and
      unrealized depreciation on investments                           (60,684)
NET INCREASE IN NET ASSETS RESULTING
  FROM OPERATIONS                                                      $74,632


See Notes to Financial Statements


STATEMENT OF CHANGES IN NET ASSETS                       (dollars in thousands)

                                                           Year ended August 31
                                                             2003        2002
OPERATIONS:
  Net investment income                                   $135,316    $117,023
  Net realized (loss) gain on investments                   (7,442)      5,452
  Net unrealized (depreciation)
    appreciation on investments                            (53,242)     14,459
    Net increase in net assets
      resulting from operations                             74,632     136,934

DIVIDENDS AND DISTRIBUTIONS PAID TO
  SHAREHOLDERS:
  Dividends from net investment income                    (134,482)   (115,494)
  Distributions from net realized gain on investments       (4,888)     (6,122)
    Total dividends and distributions paid
      to shareholders                                     (139,370)   (121,616)

CAPITAL SHARE TRANSACTIONS                                 379,173     665,106

TOTAL INCREASE IN NET ASSETS                               314,435     680,424

NET ASSETS:
  Beginning of year                                      2,930,917   2,250,493
  End of year (including undistributed
    net investment income:
    $2,940 and $2,400, respectively)                    $3,245,352  $2,930,917

See Notes to Financial Statements


NOTES TO FINANCIAL STATEMENTS


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization - The Tax-Exempt Bond Fund of America, Inc. (the "fund") is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund seeks a high level of federally tax-free current income, consistent with the preservation of capital, through a diversified portfolio of municipal bonds.

The fund offers five share classes consisting of four retail share classes and one retirement plan share class. The fund's share classes are described below:


---------------------------------------------------------------------------------------------------------
                         INITIAL SALES         CONTINGENT DEFERRED SALES
   SHARE CLASS              CHARGE              CHARGE UPON REDEMPTION            CONVERSION FEATURE
---------------------------------------------------------------------------------------------------------
---------------------------------------------------------------------------------------------------------
    Class A               Up to 3.75%          None (except 1% for certain         None
                                               certain redemptions within one
                                               year of purchase without an
                                               initial sales charge)
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Class B                 None               Declines from 5% to zero for        Class B converts to
                                               redemptions within six years        Class A after eight
                                               of purchase                         years
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Class C                 None               1% for redemptions within one       Class C converts to
                                               year of purchase                    Class F after 10
                                                                                   years
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Class F                 None               None                                None
--------------------------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------------------------
    Class R-5               None               None                                None

---------------------------------------------------------------------------------------------------------


Holders of all share classes have equal pro rata rights to assets, dividends and liquidation. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses ("class-specific fees and expenses"), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

SIGNIFICANT ACCOUNTING POLICIES - The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The following is a summary of the significant accounting policies followed by the fund:

     SECURITY VALUATION - Fixed-income securities are valued at prices obtained from an independent pricing service, when such prices are available. However, where the investment adviser deems it appropriate, such securities will be valued at the mean quoted bid and asked prices or at prices for securities of comparable maturity, quality and type. Short-term securities maturing within 60 days are valued at amortized cost, which approximates market value. The ability of the issuers of the debt securities held by the fund to meet their obligations may be affected by economic developments in a specific industry, state or region. Securities and other assets for which representative market quotations are not readily available are valued at fair value as determined in good faith by authority of the fund's Board of Directors.

     SECURITY TRANSACTIONS AND RELATED INVESTMENT INCOME - Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

     CLASS ALLOCATIONS - Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

     DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS - Dividends paid to shareholders are declared daily after the determination of the fund's net investment income and are paid to shareholders monthly. Distributions paid to shareholders are recorded on the ex-dividend date.

2. FEDERAL INCOME TAXATION AND DISTRIBUTIONS

The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Generally, income earned by the fund is exempt from federal income taxes; however, the fund might earn taxable income from the sale of certain securities purchased at a market discount.

DISTRIBUTIONS - Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to differing treatment for items such as short-term capital gains and losses; deferred expenses; net capital losses; and amortization of market discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund. As of August 31, 2003, the cost of investment securities for federal income tax purposes was $3,143,419,000.

During the year ended August 31, 2003, the fund reclassified $170,000 and $124,000 from undistributed net investment income to accumulated net realized loss and additional paid-in capital, respectively, to align financial reporting with tax reporting.

As of August 31, 2003, the components of distributable earnings on a tax basis were as follows:

                                                        (dollars in thousands)
Undistributed net investment income                                    $3,619
Short-term and long-term capital loss deferrals                        (7,322)
Gross unrealized appreciation on investment securities
                                                                      125,953
Gross unrealized depreciation on investment securities                (42,171)

Short-term and long-term capital loss deferrals above include a capital loss carryforward of $382,000 expiring in 2011. The capital loss carryforward will be used to offset any capital gains realized by the fund in future years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains. Also included are capital losses of $6,940,000, that were realized during the period November 1, 2002 through August 31, 2003.

The tax character of distributions paid to shareholders was as follows (dollars in thousands):



YEAR ENDED AUGUST 31, 2003                              Distributions from ordinary income
                                                                                           Distributions         Total
                                  Distributions from    Net investment     Short-term      from long-term    distributions
Share class(1)                     tax-exempt income        income        capital gains    capital gains         paid

Class A                               $ 123,155              -                   -             $ 4,448         $ 127,603
Class B                                   3,663              -                   -                 151             3,814
Class C                                   3,647              -                   -                 154             3,801
Class F                                   2,357              -                   -                  77             2,434
Class R-5                                 1,660              -                   -                  58             1,718
Total                                 $ 134,482              -                   -             $ 4,888         $ 139,370

YEAR ENDED AUGUST 31, 2002
Class A                               $ 110,878              -             $ 1,666             $ 4,256         $ 116,800
Class B                                   1,923              -                  27                  68             2,018
Class C                                   1,628              -                  21                  53             1,702
Class F                                     852              -                   9                  22               883
Class R-5                                   213              -                   -                   -               213
Total                                 $ 115,494              -             $ 1,723             $ 4,399         $ 121,616

(1)  Class R-5 shares were offered beginning July 15, 2002.



3. FEES AND TRANSACTIONS WITH RELATED PARTIES

Capital Research and Management Company ("CRMC"), the fund's investment adviser, is the parent company of American Funds Service Company ("AFS"), the fund's transfer agent, and American Funds Distributors, Inc. ("AFD"), the principal underwriter of the fund's shares.

INVESTMENT ADVISORY SERVICES - The Investment Advisory and Service Agreement with CRMC provides for monthly fees accrued daily. These fees are based on a declining series of annual rates beginning with 0.30% on the first $60 million of daily net assets and decreasing to 0.16% on such assets in excess of $3 billion. The agreement also provides for monthly fees, accrued daily, based on a declining series of annual rates beginning with 3.00% on the first $3,333,333 of the fund's monthly gross investment income and decreasing to 2.25% on such income in excess of $8,333,333. For the year ended August 31, 2003, the investment advisory services fee was equivalent to an annualized rate of 0.316% of average daily net assets.

CLASS-SPECIFIC FEES AND EXPENSES - Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described below:

     DISTRIBUTION SERVICES - The fund has adopted plans of distribution for all share classes, except Class R-5. Under the plans, the Board of Directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares. The plans provide for annual expenses, based on a percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the Board of Directors has approved expense amounts lower than plan limits.

----------------------------------------------------------------------------
Share class          Currently approved limits         Plan limits
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class A                         0.25%                      0.25%
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class B                         1.00                       1.00
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class C                         1.00                       1.00
----------------------------------------------------------------------------
----------------------------------------------------------------------------
Class F                         0.25                       0.50
----------------------------------------------------------------------------

     All share classes may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD for providing certain shareholder services. Expenses in excess of these amounts, up to approved limits, may be used to compensate dealers and wholesalers for shares sold.

     For Class A, the Board of Directors has also approved the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. This class reimburses AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of August 31, 2003, unreimbursed expenses subject to reimbursement totaled $3,564,000 for Class A.

     TRANSFER AGENT SERVICES - The fund has a transfer agent agreement with AFS for classes A and B. Under this agreement, these share classes compensate AFS for transfer agent services including shareholder recordkeeping, communications and transaction processing. AFS is also compensated for certain transfer agent services provided to all other share classes from the administrative services fees paid to CRMC described below.

     ADMINISTRATIVE SERVICES - The fund has an administrative services agreement with CRMC to provide transfer agent and other related shareholder services for all classes of shares other than classes A and B. Each relevant class pays CRMC annual fees of 0.15% (0.10% for Class R-5) based on its respective average daily net assets. Each relevant class also pays AFS additional amounts for certain transfer agent services. CRMC and AFS may use these fees to compensate third parties for performing these services.

     Expenses under the agreements described above for the year ended August 31, 2003, were as follows (dollars in thousands):


--------------------------------------------------------------------------------
                                                     Administrative services

                                              ----------------------------------
                                                    CRMC
               Distribution    Transfer agent   administrative    Transfer agent
Share class      services         services         services           services
--------------------------------------------------------------------------------
  Class A         $7,148            $678       Not applicable     Not applicable
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class B          1,032              30       Not applicable     Not applicable
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class C          1,067          Included          $160                $11
                                     in
                               administrative
                                  services
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class F             141         Included            85                 10
                                     in
                               administrative
                                  services
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
  Class R-5    Not applicable     Included            37                  1
                                     in
                               administrative
                                  services
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
   Total          $9,388            $708            $282                $22
================================================================================


DEFERRED DIRECTORS' COMPENSATION - Since the adoption of the deferred compensation plan in 1993, Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors' compensation in the accompanying financial statements includes the current fees (either paid in cash or deferred) and the net increase or decrease in the value of the deferred amounts.

AFFILIATED OFFICERS AND DIRECTORS - Officers and certain Directors of the fund are or may be considered to be affiliated with CRMC, AFS and AFD. No affiliated officers or Directors received any compensation directly from the fund.

4. CAPITAL SHARE TRANSACTIONS

Capital share transactions in the fund were as follows (dollars and shares in thousands):

                                                               Reinvestments of
                                        Sales(2)         dividends and distributions      Repurchases(2)          Net increase
Share class(1)                     Amount      Shares        Amount      Shares        Amount     Shares        Amount    Shares
Year ended August 31, 2003
Class A                          $ 846,258     68,133       $ 89,131     7,193      $ (662,081)   (53,454)     $273,308   21,872
Class B                             48,940      3,937          2,832       229         (16,493)    (1,333)       35,279    2,833
Class C                             73,715      5,935          2,960       239         (35,983)    (2,906)       40,692    3,268
Class F                            135,210     10,898          1,922       155        (109,667)    (8,840)       27,465    2,213
Class R-5                           11,168        897            224        18          (8,963)      (727)        2,429      188
Total net increase
   (decrease)                   $1,115,291     89,800       $ 97,069     7,834      $ (833,187)   (67,260)     $379,173   30,374

Year ended August 31, 2002
Class A                          $ 813,424     66,622       $ 75,729     6,208      $ (414,673)   (33,978)     $474,480   38,852
Class B                             59,851      4,902          1,432       117          (7,149)      (584)       54,134    4,435
Class C                             74,616      6,112          1,232       101          (9,672)      (792)       66,176    5,421
Class F                             74,565      6,104            677        55         (41,273)    (3,376)       33,969    2,783
Class R-5                           36,573      2,966             23         2            (249)       (20)       36,347    2,948
Total net increase
   (decrease)                   $1,059,029     86,706       $ 79,093     6,483      $ (473,016)   (38,750)     $665,106   54,439


(1) Class R-5 shares were offered beginning July 15, 2002.
(2) Includes exchanges between share classes of the fund.


5. RESTRICTED SECURITIES

The fund has invested in certain securities for which resale may be limited to qualified buyers or which are otherwise restricted. These securities are identified in the investment portfolio. As of August 31, 2003, the total value of restricted securities was $8,742,000, which represents 0.27% of the net assets of the fund.

6. INVESTMENT TRANSACTIONS AND OTHER DISCLOSURES

The fund made purchases and sales of investment securities, excluding short-term securities, of $659,332,000 and $231,380,000, respectively, during the year ended August 31, 2003.

The fund receives a reduction in its custodian fee equal to the amount of interest calculated on certain cash balances held at the custodian bank. For the year ended August 31, 2003, the custodian fee of $56,000 includes $5,000 that was offset by this reduction, rather than paid in cash.


FINANCIAL HIGHLIGHTS (1)

                                                Income from investment operations(2)

                                                                 Net(losses)
                                       Net asset                 gains on
                                        value,         Net       securities       Total from
                                      beginning     investment   (both realized   investment
                                      of period       income     and unrealized)  operations
CLASS A:
 Year ended 8/31/2003                  $12.41         $.54       $(.22)             $.32
 Year ended 8/31/2002                   12.38          .57         .06               .63
 Year ended 8/31/2001                   11.81          .60         .57              1.17
 Year ended 8/31/2000                   11.86          .60        (.01)              .59
 Year ended 8/31/1999                   12.60          .59        (.55)              .04
CLASS B:
 Year ended 8/31/2003                   12.41          .44        (.22)              .22
 Year ended 8/31/2002                   12.38          .48         .06               .54
 Year ended 8/31/2001                   11.81          .52         .57              1.09
 Period from 3/15/2000 to 8/31/2000     11.50          .21         .34               .55
CLASS C:
 Year ended 8/31/2003                   12.41          .43        (.22)              .21
 Year ended 8/31/2002                   12.38          .47         .06               .53
 Period from 3/15/2001 to 8/31/2001     12.10          .21         .29               .50
CLASS F:
 Year ended 8/31/2003                   12.41          .52        (.22)              .30
 Year ended 8/31/2002                   12.38          .55         .06               .61
 Period from 3/15/2001 to 8/31/2001     12.10          .24         .29               .53
CLASS R-5:
 Year ended 8/31/2003                   12.41          .56        (.22)              .34
 Period from 7/15/2002 to 8/31/2002     12.33          .07         .08               .15



                                                  Dividends and distributions

                                                    Dividends
                                       Total from   (from net    Distributions      Total
                                       investment   investment   (from capital   dividends and
                                       operations    income)        gains)       distributions

CLASS A:
 Year ended 8/31/2003                    $.32        $(.54)      $(.02)            $(.56)
 Year ended 8/31/2002                     .63         (.57)       (.03)             (.60)
 Year ended 8/31/2001                    1.17         (.60)         -               (.60)
 Year ended 8/31/2000                     .59         (.60)       (.04)             (.64)
 Year ended 8/31/1999                     .04         (.59)       (.19)             (.78)
CLASS B:
 Year ended 8/31/2003                     .22         (.44)       (.02)             (.46)
 Year ended 8/31/2002                     .54         (.48)       (.03)             (.51)
 Year ended 8/31/2001                    1.09         (.52)         -               (.52)
 Period from 3/15/2000 to 8/31/2000       .55         (.24)         -               (.24)
CLASS C:
 Year ended 8/31/2003                     .21         (.43)       (.02)             (.45)
 Year ended 8/31/2002                     .53         (.47)       (.03)             (.50)
 Period from 3/15/2001 to 8/31/2001       .50         (.22)         -               (.22)
CLASS F:
 Year ended 8/31/2003                     .30         (.52)       (.02)             (.54)
 Year ended 8/31/2002                     .61         (.55)       (.03)             (.58)
 Period from 3/15/2001 to 8/31/2001       .53         (.25)         -               (.25)
CLASS R-5:
 Year ended 8/31/2003                     .34         (.56)       (.02)             (.58)
 Period from 7/15/2002 to 8/31/2002       .15         (.07)         -               (.07)

                                                                                    Ratio of     Ratio of
                                        Net asset                   Net assets,     expenses     net income
                                        value, end       Total      end of period   to average   to average
                                        of period      return(3)    (in millions)   net assets   net assets

CLASS A:
 Year ended 8/31/2003                    $12.17           2.55%       $2,905          .61%         4.33%
 Year ended 8/31/2002                     12.41           5.31         2,689          .63          4.73
 Year ended 8/31/2001                     12.38          10.22         2,202          .66          5.00
 Year ended 8/31/2000                     11.81           5.27         1,831          .67          5.22
 Year ended 8/31/1999                     11.86            .23         1,917          .65          4.78
CLASS B:
 Year ended 8/31/2003                     12.17           1.79           114         1.37          3.56
 Year ended 8/31/2002                     12.41           4.53            81         1.38          3.91
 Year ended 8/31/2001                     12.38           9.45            26         1.40          4.06
 Period from 3/15/2000 to 8/31/2000       11.81           4.89             3          .64          1.99
CLASS C:
 Year ended 8/31/2003                     12.17           1.66           120         1.50          3.43
 Year ended 8/31/2002                     12.41           4.40            82         1.51          3.79
 Period from 3/15/2001 to 8/31/2001       12.38           4.20            15          .73          1.77
CLASS F:
 Year ended 8/31/2003                     12.17           2.41            68          .75          4.19
 Year ended 8/31/2002                     12.41           5.15            42          .78          4.54
 Period from 3/15/2001 to 8/31/2001       12.38           4.45             7          .40          2.11
CLASS R-5:
 Year ended 8/31/2003                     12.17           2.72            38          .44          4.51
 Period from 7/15/2002 to 8/31/2002       12.41           1.23            37          .06           .59


                                         Year ended August 31
                               2003     2002     2001     2000     1999

Portfolio turnover rate
 for all classes of shares      8%       8%       21%      29%      15%


(1) Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
(2) Year ended 1999 is based on shares outstanding on the last day of the year; all other periods are based on average shares outstanding.
(3) Total returns exclude all sales charges, including contingent deferred sales charges.



REPORT OF INDEPENDENT AUDITORS

TO THE BOARD OF DIRECTORS AND SHAREHOLDERS OF THE TAX-EXEMPT BOND FUND OF AMERICA, INC.:


In our opinion, the accompanying statement of assets and liabilities, including the investment portfolio, and the related statements of operations and changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Tax-Exempt Bond Fund of America, Inc. (the "Fund") at August 31, 2003, and the results of its operations, the changes in its net assets and its financial highlights for each of the periods presented in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities owned at August 31, 2003 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PRICEWATERHOUSECOOPERS LLP


Los Angeles, California
September 30, 2003


TAX INFORMATION (unaudited)

We are  required  to advise  you within 60 days of the  fund's  fiscal  year-end
regarding  the  federal  tax  status  of  certain   distributions   received  by
shareholders during such fiscal year.

During the fiscal year ended August 31, 2003, the fund paid a long-term capital gain distribution of $4,888,000. The fund also designated as a capital gain distribution a portion of earnings and profits paid to shareholders in redemption of their shares.

Shareholders may exclude from federal taxable income any exempt-interest dividends paid from net investment income. For purposes of computing this exclusion, all of the dividends paid from net investment income qualify as exempt-interest dividends. Any distributions paid from realized net short-term or long-term capital gains are not exempt from federal taxation.

SINCE THE INFORMATION ABOVE IS REPORTED FOR THE FUND'S FISCAL YEAR AND NOT THE CALENDAR YEAR, SHAREHOLDERS SHOULD REFER TO THEIR FORM 1099-DIV OR OTHER TAX INFORMATION WHICH WILL BE MAILED IN JANUARY 2004 TO DETERMINE THE CALENDAR YEAR AMOUNTS TO BE INCLUDED ON THEIR 2003 TAX RETURNS. SHAREHOLDERS SHOULD CONSULT THEIR TAX ADVISERS.



OTHER SHARE CLASS RESULTS (unaudited)

Class B, Class C and Class F
Returns for periods ended September 30, 2003 (the
     most recent calendar quarter):                                                           1 YEAR           LIFE OF CLASS

CLASS B SHARES
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are
     sold within six years of purchase                                                         -2.23%            +5.90%(1)
Not reflecting CDSC                                                                            +2.72%            +6.62%(1)

CLASS C SHARES
Reflecting CDSC, maximum of 1%, payable only if
     shares are sold within one year of purchase                                               +1.60%            +5.15%(2)
Not reflecting CDSC                                                                            +2.59%            +5.15%(2)

CLASS F SHARES(3)
Not reflecting annual asset-based fee charged by sponsoring firm                               +3.34%            +5.88%(2)


(1) Average annual total return from March 15, 2000, when Class B shares were first sold.
(2) Average annual total return from March 15, 2001, when Class C and Class F shares were first sold.
(3) These shares are sold without any initial or contingent deferred sales charge.

BOARD OF DIRECTORS


"Non-interested" Directors

                                  Year first
                                    elected
                                  a Director
Name and age                     of the fund(1)          Principal occupation(s) during past five years

AMBASSADOR RICHARD G.                1999                Corporate director and author; former U.S.
CAPEN, JR., 69                                           Ambassador to Spain; former Vice Chairman,
                                                         Knight-Ridder, Inc. (communications company);
                                                         former Chairman and Publisher, The Miami Herald

H. FREDERICK CHRISTIE, 70            1979                Private investor; former President and CEO,
                                                         The Mission Group (non-utility holding company,
                                                         subsidiary of Southern California Edison Company)

DIANE C. CREEL, 54                   1994                Chairman of the Board and CEO, AnAerobics, Inc.
                                                         (organic waste management)

MARTIN FENTON, 68                    1989                Chairman of the Board and CEO, Senior
                                                         Resource Group LLC (development and
                                                         management of senior living communities)

LEONARD R. FULLER, 57                1994                President and CEO, Fuller Consulting
                                                         (financial management consulting firm)

RICHARD G. NEWMAN, 68                1991                Chairman of the Board and CEO, AECOM
                                                         Technology Corporation (engineering, consulting
                                                         and professional services)

FRANK M. SANCHEZ, 60                 1999                Principal, The Sanchez Family Corporation dba
                                                         McDonald's Restaurants (McDonald's licensee)

"Non-interested" Directors



                                  Number of boards
                                  within the fund
                                  complex(2) on which
Name and age                      Director serves        Other directorships(3) held by Director

AMBASSADOR RICHARD G.                14                  Carnival Corporation
CAPEN, JR., 69

H. FREDERICK CHRISTIE, 70            19                  Ducommun Incorporated;
                                                         IHOP Corporation;
                                                         Southwest Water Company;
                                                         Valero L.P.

DIANE C. CREEL, 54                   12                  Allegheny Technologies;
                                                         BF Goodrich;
                                                         Teledyne Technologies

MARTIN FENTON, 68                    16                  None

LEONARD R. FULLER, 57                14                  None

RICHARD G. NEWMAN, 68                13                  Sempra Energy;
                                                         Southwest Water Company

FRANK M. SANCHEZ, 60                 12                  None


"Interested" Directors(4)

                                  Year first
                                  elected a
                                  Director or           Principal occupation(s) during past five years
Name, age and                     officer of            and positions held with affiliated entities or
position with fund                the fund(1)           the principal underwriter of the fund

PAUL G. HAAGA, JR., 54               1986               Executive Vice President and Director,
Chairman of the Board                                   Capital Research and Management Company;
                                                        Director, The Capital Group Companies, Inc.(5);
                                                        Director, American Funds Distributors, Inc.(5)

ABNER D. GOLDSTINE, 73               1979               Senior Vice President and Director,
Vice Chairman of the Board                              Capital Research and Management Company

NEIL L. LANGBERG, 50                 1985               Vice President-- Investment Management Group,
President and Principal                                 Capital Research and Management Company
Executive Officer

"Interested" Directors(4)


                                  Number of boards
                                  within the fund
Name, age and                     complex(2) on which
position with fund                Director serves       Other directorships(3) held by Director

PAUL G. HAAGA, JR., 54               17                 None
Chairman of the Board

ABNER D. GOLDSTINE, 73               12                 None
Vice Chairman of the Board

NEIL L. LANGBERG, 50                  1                 None
President and Principal
Executive Officer


THE STATEMENT OF ADDITIONAL INFORMATION INCLUDES ADDITIONAL INFORMATION ABOUT FUND DIRECTORS AND IS AVAILABLE WITHOUT CHARGE UPON REQUEST BY CALLING AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180. THE ADDRESS FOR ALL DIRECTORS AND OFFICERS OF THE FUND IS 333 SOUTH HOPE STREET, LOS ANGELES, CA 90071, ATTENTION:
FUND SECRETARY.


OTHER OFFICERS

                                  Year first
                                  elected an            Principal occupation(s) during past five years and
Name, age and                     officer of            positions held with affiliated entities or the
position with fund                the fund(1)           principal underwriter of the fund

BRENDA S. ELLERIN, 40                1999               Senior Vice President, Capital Research Company(5)
Senior Vice President

DAVID A. HOAG, 38                    1999               Senior Vice President, Capital Research Company(5)
Senior Vice President

MICHAEL J. DOWNER, 48                1994               Vice President and Secretary, Capital Research and
Vice President                                          Management Company; Secretary, American Funds Distributors,
                                                        Inc.(5); Director, Capital Bank and Trust Company(5)

JULIE F. WILLIAMS, 55                1982               Vice President-- Fund Business Management
Secretary                                               Group, Capital Research and Management Company

ANTHONY W. HYNES, JR., 40            1993               Vice President-- Fund Business Management
Treasurer                                               Group, Capital Research and Management Company

KIMBERLY S. VERDICK, 39              1994               Assistant Vice President-- Fund Business
Assistant Secretary                                     Management Group, Capital Research and Management Company

SUSI M. SILVERMAN, 33                2001               Vice President-- Fund Business Management
Assistant Treasurer                                     Group, Capital Research and Management Company

(1) Directors and officers of the fund serve until their resignation, removal or retirement.
(2) Capital Research and Management Company manages the American Funds, consisting of 29 funds. Capital Research and Management Company also manages American Funds Insurance Series(R) and Anchor Pathway Fund, which serve as the underlying investment vehicles for certain variable insurance contracts; and Endowments, whose shareholders are limited to certain nonprofit organizations.
(3) This includes all directorships (other than those in the American Funds) that are held by each Director as a director of a public company or a registered investment company.
(4) "Interested persons" within the meaning of the 1940 Act on the basis of their affiliation with the fund's investment adviser, Capital Research and Management Company, or affiliated entities (including the fund's principal underwriter).
(5)  Company affiliated with Capital Research and Management Company.



OFFICES OF THE FUND AND OF THE INVESTMENT ADVISER
Capital Research and Management Company
333 South Hope Street
Los Angeles, CA 90071-1406

135 South State College Boulevard
Brea, CA 92821-5823

TRANSFER AGENT FOR SHAREHOLDER ACCOUNTS
American Funds Service Company
(Please write to the address nearest you.)

P.O. Box 25065 Santa Ana, CA 92799-5065

P.O. Box 659522 San Antonio, TX 78265-9522

P.O. Box 6007 Indianapolis, IN 46206-6007

P.O. Box 2280 Norfolk, VA 23501-2280

CUSTODIAN OF ASSETS
JPMorgan Chase Bank
270 Park Avenue
New York, NY 10017-2070

COUNSEL
Paul, Hastings, Janofsky & Walker LLP
515 South Flower Street
Los Angeles, CA 90071-2228

INDEPENDENT AUDITORS
PricewaterhouseCoopers LLP
350 South Grand Avenue
Los Angeles, CA 90071-2889

PRINCIPAL UNDERWRITER
American Funds Distributors, Inc.
333 South Hope Street
Los Angeles, CA 90071-1406

There are several ways to invest in The Tax-Exempt Bond Fund of America. Class A shares are subject to a 3.75% maximum up-front sales charge that declines for accounts of $100,000 or more. Other share classes have no up-front sales charges but are subject to additional annual expenses and fees. Annual expenses for Class B shares were 0.76 percentage points higher than for Class A shares; Class B shares convert to Class A shares after eight years of ownership. If redeemed within six years, Class B shares may also be subject to a contingent deferred sales charge ("CDSC") of up to 5% that declines over time. Class C shares were subject to annual expenses 0.89 percentage points higher than those for Class A shares and a 1% CDSC if redeemed within the first year after purchase. Class C shares convert to Class F shares after 10 years. Class F shares, which are available only through certain fee-based programs offered by broker-dealer firms and registered investment advisers, had higher annual expenses (by 0.14 percentage points) than did Class A shares, and an annual asset-based fee charged by the sponsoring firm. Expenses are deducted from income earned by the fund. As a result, dividends and investment results will differ for each share class.

FOR INFORMATION ABOUT YOUR ACCOUNT OR ANY OF THE FUND'S SERVICES, OR FOR A PROSPECTUS FOR ANY OF THE AMERICAN FUNDS, PLEASE CONTACT YOUR FINANCIAL ADVISER. YOU MAY ALSO CALL AMERICAN FUNDS SERVICE COMPANY AT 800/421-0180 OR VISIT US AT AMERICANFUNDS.COM. PLEASE READ THE PROSPECTUS CAREFULLY BEFORE YOU INVEST OR SEND MONEY.

THE AMERICAN FUNDS PROXY VOTING GUIDELINES -- USED TO DETERMINE HOW TO VOTE PROXIES RELATING TO PORTFOLIO SECURITIES -- ARE AVAILABLE UPON REQUEST, FREE OF CHARGE, BY CALLING AMERICAN FUNDS SERVICE COMPANY, VISITING THE AMERICAN FUNDS WEBSITE OR ACCESSING THE U.S. SECURITIES AND EXCHANGE COMMISSION WEBSITE AT WWW.SEC.GOV.

This report is for the information of shareholders of The Tax-Exempt Bond Fund of America, but it may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after December 31, 2003, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

[logo] American Funds(R)

The right choice for the long term(R)

What makes American Funds different?

For more than 70 years, we have followed a consistent philosophy that we firmly believe is in our investors' best interests. The range of opportunities offered by our family of just 29 carefully conceived, broadly diversified funds has attracted over 20 million shareholder accounts.

Our unique combination of strengths includes these five factors:

o  A LONG-TERM, VALUE-ORIENTED APPROACH
   Rather than follow fads, we pursue a consistent strategy, focusing on each investment's long-term potential.

o  AN UNPARALLELED GLOBAL RESEARCH EFFORT
   American Funds draws on one of the industry's most globally integrated research networks.

o  THE MULTIPLE PORTFOLIO COUNSELOR SYSTEM
   Every American Fund is divided among a number of portfolio counselors. Each takes responsibility for a portion independently, within each fund's objectives; in most cases, research analysts manage a portion as well. Over time this method has contributed to a consistency of results and continuity of management.

o  EXPERIENCED INVESTMENT PROFESSIONALS
   The recent market decline was not the first for most of the portfolio counselors who serve the American Funds. Nearly 70% of them were in the investment business before the sharp market decline of 1987.

o  A COMMITMENT TO LOW OPERATING EXPENSES
   American Funds' operating expenses are among the lowest in the mutual fund industry. Our portfolio turnover rates are low as well, keeping transaction costs and tax consequences contained.

29 MUTUAL FUNDS, CONSISTENT PHILOSOPHY, CONSISTENT RESULTS

o  GROWTH FUNDS
   Emphasis on long-term growth through stocks
   AMCAP Fund(R)
   EuroPacific Growth Fund(R)
   The Growth Fund of America(R)
   The New Economy Fund(R)
   New Perspective Fund(R)
   New World FundSM
   Smallcap World Fund(R)

o  GROWTH-AND-INCOME FUNDS
   Emphasis on long-term growth and dividends through stocks
   American Mutual Fund(R)
   Capital World Growth and Income FundSM
   Fundamental InvestorsSM
   The Investment Company of America(R)
   Washington Mutual Investors FundSM

o  EQUITY-INCOME FUNDS
   Emphasis on above-average income and growth through stocks and/or bonds Capital Income Builder(R)
   The Income Fund of America(R)

o  BALANCED FUND
   Emphasis on long-term growth and current income through stocks and bonds American Balanced Fund(R)

o  BOND FUNDS
   Emphasis on current income through bonds
   American High-Income TrustSM
   The Bond Fund of AmericaSM
   Capital World Bond Fund(R)
   Intermediate Bond Fund of America(R)
   U.S. Government Securities FundSM

o  TAX-EXEMPT BOND FUNDS
   Emphasis on tax-free current income through municipal bonds
   American High-Income Municipal Bond Fund(R)
   Limited Term Tax-Exempt Bond Fund of AmericaSM
   THE TAX-EXEMPT BOND FUND OF AMERICA(R)

   STATE-SPECIFIC TAX-EXEMPT FUNDS
   The Tax-Exempt Fund of California(R)
   The Tax-Exempt Fund of Maryland(R)
   The Tax-Exempt Fund of Virginia(R)

o  MONEY MARKET FUNDS
   Seeking stable monthly income through money market instruments
   The Cash Management Trust of America(R)
   The Tax-Exempt Money Fund of AmericaSM
   The U.S. Treasury Money Fund of AmericaSM

THE CAPITAL GROUP COMPANIES

American Funds
Capital Research and Management
Capital International
Capital Guardian
Capital Bank and Trust


Lit. No. MFGEAR-919-1003

Litho in USA BDC/CG/8068

Printed on recycled paper



ITEM 2 - Code of Ethics

The Registrant has adopted a Code of Ethics that applies to its Principal Executive Officer and Principal Financial Officer. The Registrant undertakes to provide to any person without charge, upon request, a copy of the Code of Ethics. Such request can be made to American Funds Service Company at 800/421-0180 or to the Secretary of the Registrant, 333 South Hope Street, Los Angeles, California 90071.


ITEM 3 - Audit Committee Financial Expert

The Registrant's Board has determined that Martin Fenton, a member of the Registrant's Audit Committee, is an "audit committee financial expert" and "independent," as such terms are defined in this Item. This designation will not increase the designee's duties, obligations or liability as compared to his duties, obligations and liability as a member of the Audit Committee and of the Board; nor will it reduce the responsibility of the other Audit Committee members. There may be other individuals who, through education or experience, would qualify as "audit committee financial experts" if the Board had designated them as such. Most importantly, the Board believes each member of the Audit Committee contributes significantly to the effective oversight of the Registrant's financial statements and condition.


ITEM 4 - Principal Accountant Fees and Services

Form N-CSR disclosure requirement not yet effective with respect to Registrant.


ITEM 5 - Audit Committee of Listed Registrants

Not applicable.


ITEM 6 - Reserved


ITEM 7 - Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.


ITEM 8 - Reserved

ITEM 9 - Controls and Procedures

(a) The officers providing the certifications in this report in accordance with rule 30a-2 under the Investment Company Act of 1940 have concluded, based on their evaluation of the Registrant's disclosure controls and procedures (as such term is defined in such rule), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b) There were no changes in the Registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant's last fiscal half-year (the Registrant's second fiscal half-year in the case of an annual report) that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 10 - Exhibits

(a) The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(b) The certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended, and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

                                The Tax-Exempt Bond Fund
                                of America, Inc.



                                By:  /s/ Neil L. Langberg
                                     ------------------------------------
                                     Neil L. Langberg, President and PEO

                                Date:  November 7, 2003

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.



By /s/ Neil L. Langberg
   --------------------------------------------------
   Neil L. Langberg, President and PEO

Date: November 7, 2003



By /s/ Anthony W. Hynes, Jr.
   --------------------------------------------------
   Anthony W. Hynes, Jr., Treasurer

Date: November 7, 2003